     As filed with the Securities and Exchange Commission on April 30, 2001

                     Registration Nos. 33-51126 and 811-7132

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  __                           |_|
Post-Effective Amendment No. 13                           |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.  14                                         |X|

                        (Check appropriate box or boxes)

        Separate Account II of National Integrity Life Insurance Company
                           (Exact Name of Registrant)

                    National Integrity Life Insurance Company
                               (Name of Depositor)

          515 West Market Street, Louisville,         KY 40202
 (Address of Depositor's Principal Executive Offices)(Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900

                                 Kevin L. Howard
                    National Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

      |_|   immediately upon filing pursuant to paragraph (b) of Rule 485

      |X|   on May 1, 2001 pursuant to paragraph (b) of Rule 485

      |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485

      |_|   on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

      |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

                                    PINNACLE
                        Flexible Premium Variable Annuity
               issued by National Integrity Life Insurance Company




This prospectus describes flexible premium variable annuity contracts offered to individuals and to groups by National Integrity Life Insurance Company, an indirect wholly owned subsidiary of The Western and Southern Life Insurance Company (W&S). The contracts (collectively, a contract) provide several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. Separate Account II funds the Variable Annuity contract. You may allocate contributions to various available investment divisions of Separate Account II, called Variable Account Options, or to our Fixed Accounts, or both. The Variable Account Options and Fixed Accounts are together referred to as Investment Options.


Your contributions to the Variable Account Options of Separate Account II are invested in shares of the Portfolios of corresponding mutual funds. The prospectuses for the Portfolios describe their investment objectives, policies and risks. The value of your contributions to the Variable Account Options reflects the performance of the Portfolios. There are 30 Variable Account Options available under the Separate Account:

Deutsche Asset Management VIT Funds

Deutsche VIT EAFE(R) Equity Index Fund
Deutsche VIT Equity Index Fund
Deutsche VIT Small Cap Index Fund

Fidelity VIP Funds

Fidelity VIP Equity-Income Portfolio
Fidelity VIP Contrafund Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Mid Cap Portfolio

Janus Aspen Series

Janus Aspen Aggressive Growth Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Capital Appreciation Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Worldwide Growth Portfolio
Janus Aspen Strategic Value
Janus Aspen Money Market Portfolio

The Legends Fund

Baron Small Cap Portfolio
Gabelli Large Cap Value Portfolio
Harris Bretall Sullivan & Smith Equity Growth
Third Avenue Value Portfolio

MFS Funds

MFS Capital Opportunities Portfolio
MFS Emerging Growth Portfolio
MFS Investors Trust Portfolio
MFS Mid Cap Growth Portfolio
MFS New Discovery Portfolio

J.P. Morgan Series Trust II

J.P. Morgan International Opportunities Portfolio
J.P. Morgan Bond Portfolio

Morgan Stanley UIF Portfolios

Morgan Stanley UIF Emerging Markets Debt Portfolio
Morgan Stanley UIF High Yield Portfolio
Morgan Stanley UIF U.S. Real Estate Portfolio


We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option
(STO), together referred to as Fixed Accounts. The money you put into a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A Market Value Adjustment will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO Account can't be decreased below an amount equal to your contribution less prior withdrawals plus interest compounded at an annual effective rate of 3% (Minimum Value). Withdrawal charges and an annual administrative charge may apply, and may invade principal. Your allocation to the STO earns a fixed interest rate that we declare each calendar quarter, guaranteed never to be less than an effective annual yield of 3%. You must transfer all contributions you make to the STO into other Investment Options within one year of contribution on a monthly or quarterly basis.

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference. This prospectus isn't valid unless provided with the current Portfolio prospectuses, which you should also read.

For further information and assistance, contact our Administrative Office at National Integrity Life Insurance Company, 15 Matthews Street, Suite 200, Goshen, New York, 10924. You may also call us at 1-800-433-1778.

Registration statements relating to the contract, which include a Statement of Additional Information (SAI) dated May 1, 2001, have been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. A table of contents for the SAI is found in Appendix C.

The contract is not a deposit or other obligations of, or guaranteed by, any bank, nor is it insured by the FDIC. It is subject to investment risks, including possible loss of the principal amount invested.

The Securities and Exchange Commission has not approved or disapproved the contract or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

You can review and copy information about the contract at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about the contract on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

The date of this prospectus is May 1, 2001.

                                TABLE OF CONTENTS

                                                                            Page
Section 1 - Summary

Your Variable Annuity Contract.................................................6
Your Benefits..................................................................6
How Your Contract is Taxed.....................................................6
Your Contributions.............................................................6
Your Investment Options........................................................6
Variable Account Options.......................................................6
Account Value, Adjusted Account Value and Cash Value ..........................7
Transfers......................................................................7
Charges and Fees...............................................................7
Withdrawals....................................................................7
Your Initial Right to Revoke...................................................7
Risk/Return Summary:  Investments and Risks....................................8
Table of Annual Fees and Expenses..............................................9
Examples......................................................................12

Section 2 - National Integrity and Separate Account II

National Integrity Life Insurance Company.....................................14
Separate Account II and the Variable Account Options..........................14
Assets of Our Separate Account................................................14
Changes In How We Operate.....................................................14

Section 3 - Your Investment Options

Deutsche Asset Management VIT Funds...........................................15
Fidelity VIP Funds............................................................15
Janus Aspen Series............................................................16
J.P. Morgan Series Trust II...................................................17
The Legends Fund..............................................................18
MFS Funds.....................................................................19
Morgan Stanley UIF Portfolios.................................................20
Fixed Accounts................................................................20
     Guaranteed Rate Options..................................................21
        Renewals of GRO Accounts..............................................21
        Market Value Adjustments..............................................21
     Systematic Transfer Option...............................................22

Section 4 - Deductions and Charges

Separate Account Charges......................................................22
Annual Administrative Charge..................................................23
Portfolio Charges.............................................................23
Reduction or Elimination of Separate Account or Administrative Charges........23
State Premium Tax Deduction...................................................23
Contingent Withdrawal Charge..................................................23
Reduction or Elimination of the Contingent Withdrawal Charge..................24
Transfer Charge...............................................................24
Hardship Waiver...............................................................24
Tax Reserve...................................................................24

Section 5 - Terms of Your Variable Annuity

Contributions Under Your Contract.............................................25
Your Account Value............................................................25
Units in Separate Account II..................................................25
How We Determine Unit Value...................................................26
Transfers.....................................................................26
Excessive Trading.............................................................27
Withdrawals...................................................................27
Assignments...................................................................27
Death Benefits and Similar Benefit Distributions..............................27
Annuity Benefits..............................................................28
Annuities.....................................................................28
Fixed Annuity Payments........................................................29
Timing of Payment.............................................................29
How You Make Requests and Give Instructions...................................29

Section 6 - Voting Rights

Portfolio Voting Rights.......................................................29
How We Determine Your Voting Shares...........................................30
How Portfolio Shares Are Voted................................................30
Separate Account Voting Rights................................................30

Section 7 - Tax Aspects of the Contract

Introduction..................................................................30
Your Contract is an Annuity...................................................31
Taxation of Annuities Generally...............................................31
Distribution-at-Death Rules...................................................32
Diversification Standards.....................................................32
Tax-Favored Retirement Programs...............................................32
Federal and State Income Tax Withholding......................................32
Impact of Taxes on National Integrity.........................................32
Transfers Among Investment Options............................................33

Section 8 - Additional Information

Systematic Withdrawals........................................................33
Income Plus Withdrawal Program................................................33
Dollar Cost Averaging.........................................................34
Systematic Transfer Program...................................................34
Customized Asset Rebalancing..................................................34
Systematic Contributions......................................................35
Legal Proceedings.............................................................35

Section 9 - Prior Contracts

Death Benefit Information for Contacts Issued Before January 1, 1997..........35
Reduction in Charges..........................................................36
Contingent Withdrawal Charge .................................................36
Retirement Date...............................................................37
Hardship Waivers..............................................................37
Fixed Accounts................................................................37
Appendix A  - Financial Information for Separate Account II...................38
Appendix B - Illustration of a Market Value Adjustment........................41
Appendix C - Table of Contents of Statement of Additional Information.........44

                                    Glossary

Account Value - the value of your contract, which consists of amounts attributable to the Fixed Accounts and Variable Account Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

Annuitant - the person upon whose life an annuity benefit and death benefit are based.

Business Day - any day that the New York Stock Exchange is open.

Cash Value - your Adjusted Account Value reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

Enhanced Rate - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

Fixed Accounts - Guaranteed Rate Options and the Systematic Transfer Option.

GRO - Guaranteed Rate Option, which offer durations of two, three, five, seven and ten years and lock in a fixed annual effective interest rate.

GRO Value - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate.

Guarantee Period - the duration of your GRO Account.

Guaranteed Interest Rate - a fixed annual effective interest rate that we declare for the duration of your GRO Account.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Market Value Adjustment ("MVA") - an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

Minimum Value - an amount equal to your net allocation to a GRO Account, less prior withdrawals (and associated charges), accumulated at 3% interest annually, less any administrative charge.

Portfolio - an investment portfolio of a mutual fund in which Separate Account II invests its assets.

Retirement Date - the date you elect annuity payments to begin. The Retirement Date can't be later than your 98th birthday, or earlier if required by law.

Separate Account - Separate Account II of National Integrity Life Insurance Company. The Separate Account consists of assets that are segregated by National Integrity and invested in Variable Account Options.

STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the STO must be transferred into other Investment Options within one year of your most recent STO contribution.

Unit - a measure of your ownership interest in a Variable Account Option.

Unit Value - the value of each Unit calculated on any Business Day.

Variable Account Options - the various investment options available to you under the contract, consisting of the Divisions and the Portfolios. The value of your contract will reflect the investment performance of the Variable Account Options you choose.

Section 1 - SUMMARY

Your Variable Annuity Contract

When this prospectus uses the terms "we," "our" and "us," it means National Integrity Life Insurance Company (National Integrity). When it uses the terms "you" and "your" it means the Annuitant, who is the person upon whose life the annuity benefit and the death benefit are based. That person is usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all the rights under the contract until annuity payments begin. If there are joint owners, they share the contract rights and any changes or transactions must be signed by both of them. The death of the first joint owner will determine the timing of distribution.

If you want to invest for retirement by buying a Pinnacle Variable Annuity, complete a Customer Profile form (unless your state requires an application) and send it to us along with at least the minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution discussed below.

Your Benefits

Your contract has an Account Value, an annuity benefit and a death benefit. These benefits are described in more detail below.

Your benefits under the annuity contract may be controlled by the usual tax rules for annuities, including deferral of taxes on your investment growth until you actually make a withdrawal. You should read Section 7, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under tax-favored retirement programs, which may be subject to special eligibility and contribution rules.

How Your Contract is Taxed

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

Your Contributions

The minimum initial contribution is $1,000. Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller contributions. For more details on contribution requirements, see "Contributions Under Your Contract" in Section 5.

Your Investment Options

You may have your contributions placed in the Variable Account Options or in the Fixed Accounts, or place part of your contributions in each of them. The Variable Account Options and Fixed Accounts are together referred to as the Investment Options. You may have money in as many as nine different Investment Options at any one time. See "Contributions Under Your Contract" in Section 5. To select Investment Options that most closely reflect your investment goals, see Section 3, "Your Investment Options."

Variable Account Options

Each of the Variable Account Options invests in shares of an investment portfolio of a mutual fund. Each investment portfolio is referred to as a Portfolio. The investment goals of each Variable Account Option are the same as the Portfolio in which it's invested. For example, if your investment goal is to save money for retirement, you might choose a growth oriented Variable Account Option, which invests in a growth Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

Account Value, Adjusted Account Value and Cash Value

Your Account Value consists of the values of your Fixed Accounts and Variable Account Options added together. Your Adjusted Account Value is your Account Value increased or decreased by any Market Value Adjustment. Your Account Value in the GROs can never be decreased below the Minimum Value. You'll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Section 3, "Your Investment Options." Your Cash Value is your Adjusted Account Value reduced by any withdrawal charges or pro rata annual administrative charges that may apply. Fees and charges are discussed in more detail below.

Transfers

You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these under "Transfers" in Section 5. Any transfer must be for at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) transfer of your STO contributions. All of these programs are discussed in Section 8. If you make more than twelve transfers between your Investment Options in one contract year, your account can be charged up to $20 for each transfer.

Charges and Fees

If your Account Value is less than $50,000 as of the last day of any contract year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account. A daily charge equal to an annual fee of 1.35% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks (1.20%) and certain administrative expenses (.15%). The charges will never be greater than this. For more information about the account charges, see Section 4, "Deductions and Charges."

Investment management fees and other expenses are deducted from amounts Separate Account II invests in the Portfolios. The advisory fees of a Portfolio can't be increased without the consent of its shareholders. See "Table of Annual Fees and Expenses" below. For a discussion about the fees of various investment advisers and sub-advisers of the Portfolios, see the Portfolio prospectuses.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 10% of your Account Value each contract year with no withdrawal charges. After the first 10% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account. See Section 4, "Contingent Withdrawal Charge" and Section 5, "Withdrawals."

Your Initial Right to Revoke

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your Account Value, which may be more or less than your initial contribution. If your state requires, upon cancellation we'll return your contribution without any adjustments. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation.

Risk/Return Summary: Investments and Risks

Variable Annuity Investment Goals

The investment goals of the Pinnacle Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

Risks

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

Third Avenue Value Portfolio, Janus Aspen Aggressive Growth Portfolio and Janus Aspen Capital Appreciation Portfolio are non-diversified, which means that they invest a large amount of their assets in a very small number of issuers. As a result, an investment in one of these Divisions or Portfolios may experience greater fluctuations in value than an investment in a diversified Portfolio. In addition, the non-diversified Divisions or Portfolios may be concentrated in one or more market sectors. Concentration may involve addition risk because of the decreased diversification of economic, financial and market risks.

There are certain risks that are specific to certain industries or market sectors. Examples of this are industries that are highly regulated and could experience declines due to burdensome regulations and industries such as the tobacco industry that are the subject of lawsuits and governmental scrutiny. Some issuers of stock refine, market and transport oil and related petroleum products. These companies face the risks of price and availability of oil, the level of demand for the products, refinery capacity and operating costs, the cost of financing the exploration for oil and the increasing expenses necessary to comply with environmental and other energy related regulations. Declining U.S. crude oil production is likely to lead to increased dependence on foreign sources of oil and to uncertain supply for refiners and the risk of unpredictable supply disruptions. In addition, future scientific advances with new energy sources could have a negative impact on the petroleum and natural gas industries.

For a complete discussion of the risks associated with an investment in any particular Portfolio, see the prospectus of that Portfolio.

Table of Annual Fees and Expenses

Owner Transaction Expenses

      Sales Load on Purchases...............................................  $0
      Deferred Sales Load (as a percentage of contributions)(1).......7% Maximum
      Exchange Fee(2).......................................................  $0

Annual Administrative Charge

      Annual Administrative Charge*......................................... $30

      * This charge applies only if the Account Value is less than $50,000 at the end of any contract year before your Retirement Date. See "Annual Administrative Charge" in Section 4.

Annual Expenses of the Separate Account
(as a percentage of separate account value)(3)

      Mortality and Expense Risk Charge................................... 1.20%
      Administrative Expenses.............................................  .15%
                                                                           ----
      Total Separate Account Annual Expenses.............................. 1.35%
                                                                           ====

Portfolio Annual Expenses After Waivers/Reimbursements
(as a percentage of average net assets)

                                                                  Management       Other             12b-1        Total Annual
Portfolio                                                         Fees             Expenses          Fee          Expenses
---------                                                         ----             --------          ---          --------
Deutsche VIT EAFE(R) Equity Index                                 .45%              .20%(4)          .00%          .65%(4)
Deutsche VIT Equity Index                                         .20%              .10%(4)          .00%          .30%(4)
Deutsche VIT Small Cap Index                                      .35%              .10%(4)          .00%          .45%(4)
Fidelity VIP Equity-Income, Initial Class                         .48%              .08%             .00%          .56%(5)
Fidelity VIP Contrafund, Initial Class                            .57%              .09%             .00%          .66%(5)
Fidelity VIP Growth & Income, Initial Class                       .48%              .10%             .00%          .58%(5)
Fidelity VIP Growth Opportunities, Initial Class                  .58%              .10%             .00%          .68%(5)
Fidelity VIP Growth, Service Class                                .57%              .09%             .10%          .76%(5)
Fidelity VIP Mid-Cap, Service Class                               .57%              .17%             .10%          .84%(5)
Janus Aspen Series Aggressive Growth, Service Shares              .65%              .02%             .25%          .92%(6)
Janus Aspen Series Growth, Service Shares                         .65%              .02%             .25%          .92%(6)
Janus Aspen Series Capital Appreciation, Institutional Shares     .65%              .02%             .00%          .67%(6)
Janus Aspen Series Balanced, Institutional Shares                 .65%              .01%             .00%          .66%(6)
Janus Aspen Series Worldwide Growth, Institutional Shares         .65%              .04%             .00%          .69%(6)
Janus Aspen Series Strategic Value, Service Shares                .00%             1.25%             .25%         1.50%(6,7)
Janus Aspen Series Money Market, Institutional Shares             .25%              .11%             .00%          .36%(6)
J.P. Morgan International Opportunities                           .60%              .60%(8)          .00%         1.20%(8)
J.P. Morgan Bond                                                  .30%              .45%             .00%          .75%
Baron Small Cap                                                  1.05%              .50%             .00%         1.55%(9)
Gabelli Large Cap Value                                           .90%              .50%             .00%         1.40%(9)
Harris Bretall Sullivan & Smith Equity Growth                     .65%              .38%             .00%         1.01%
Third Avenue Value                                                .65%              .43%             .00%         1.08%
MFS Capital Opportunities, Service Class                          .75%              .16%             .20%         1.11%(10)
MFS Emerging Growth, Service Class                                .75%              .10%             .20%         1.05%(10)
MFS Investors Trust, Service Class                                .75%              .12%             .20%         1.07%(10)
MFS Mid Cap Growth, Service Class                                 .75%              .16%             .20%         1.11%(10)
MFS New Discovery, Service Class                                  .90%              .16%             .20%         1.26%(10)
Morgan Stanley UIF Emerging Markets Debt                          .59%(11)          .81%(11)         .00%         1.40%(11)
Morgan Stanley UIF High Yield                                     .26%(11)          .54%(11)         .00%          .80%(11)
Morgan Stanley UIF U.S. Real Estate                               .74%(11)          .36%(11)         .00%         1.10%(11)

----------
(1) See "Deductions and Charges - Contingent Withdrawal Charge" in Part I,
Section 4. You may make a partial withdrawal of up to 10% of the Account Value in any contract year minus withdrawals during the current contract year, without incurring a withdrawal charge.

(2) After the first twelve transfers during a contract year, we can charge a transfer fee of $20 for each transfer. This charge doesn't apply to transfers made for dollar cost averaging, customized asset rebalancing, asset allocation and rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" in Part I, Section 4.

(3) See "Deductions and Charges - Separate Account Charges" in Part I, Section
4.

(4) Deutsche Asset Management, Inc. has voluntarily undertaken to waive its fees and to reimburse the Portfolios for certain expenses so that the EAFE(R) Equity Index Fund, Equity Index Fund and Small Cap Index Fund Total Annual Expenses will not exceed 0.65%, 0.30% and 0.45%, respectively. Without the waiver and reimbursement, Total Annual Expenses for the year ended December 31, 2001 would have been as follows: 0.92% for the EAFE(R) Equity Index Fund, 0.34% for the Equity Index Fund and 0.69% for the Small Cap Index Fund.

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce the Portfolio's expenses, and/or because through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's custodian expenses. See the Portfolio's prospectus for details.

(6) Expenses are based on expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Growth, Balanced, Capital Appreciation and Worldwide Growth Portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.

(7) Without waivers and reductions by Janus Capital, the Management Fee, Other Expenses, 12b-1 Fee and Total Annual Expenses would have been .65%, 2.82%, .25%, and 3.72% respectively for the Janus Aspen Strategic Value Portfolio.

(8) The information in this table has been restated to reflect a voluntary agreement by Morgan Guaranty Trust Company of New York, an affiliate of JPMIM, to reimburse the Portfolio to the extent certain expenses exceed 1.20% of the Portfolio's average daily net assets during fiscal year 2001. Without this agreement, the Other Expenses and Total Annual Expenses for the fiscal year ended December 31, 2000 would have been as follows: 1.13% and 1.73% for the International Opportunities Portfolio.

(9) Touchstone Advisors has agreed to reimburse each of The Legends Fund Portfolios for Other Expenses (excluding management fees) above an annual rate of .50% of average net assets for all Portfolios of The Legends Fund. Without reimbursements, Total Annual Expenses for the Portfolio's fiscal year ended June 30, 2000 would have been 1.41% for the Gabelli Large Cap Value Portfolio and would have been 2.25% for the Baron Small Cap Portfolio. Touchstone Advisors has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolios, but doesn't intend to do so during 2001. In The Legends Fund's prospectus, see "Management of the Fund."

(10) MFS has contractually agreed, subject to reimbursement, to bear the Portfolios' expenses so that the Other Expenses presented in the table do not exceed 0.15% annually (after taking into account the expense offset arrangement described below). These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees that oversees the Portfolios. Without these contractual fee arrangements, the Total Annual Expenses for the fiscal year ended December 31, 2000 for the Mid Cap Growth Portfolio would have been 2.41%, and for the New Discovery Portfolio would have been 1.29%. In addition, each Portfolio has an expense offset arrangement that reduces its custodian fee based upon the amount of cash it maintains with its custodian and dividend disbursing agent. The Portfolios may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing their expenses. The Other Expenses presented in the table do not take into account these expense reductions, and are therefore higher than the actual expenses of the Portfolios. Had these fee reductions been taken into account the Total Annual Expenses presented in the table would be lower, and are estimated to be 1.10% for the Capital Opportunities Portfolio, 1.04% for the Emerging Growth Portfolio, 1.06% for the Investors Trust Portfolio, 1.10% for the Mid Cap Growth Portfolio, and 1.25% for the New Discovery Portfolio.

(11) The Portfolios' expenses were voluntarily waived and reimbursed by the Portfolios' investment advisers. Without the waiver and/or reimbursement, the Management Fee, Other Expenses and Total Annual Expenses for the fiscal year ended December 31, 2000 would have been as follows: .80%, 0.81% and 1.61% for the Emerging Markets Debt Portfolio; .50%, 0.54% and 1.04% for the High Yield Portfolio; and .80%, 0.36% and 1.16% for the U.S. Real Estate Portfolio. MSAM or Miller Anderson & Sherrerd, LLP may modify or terminate the waivers or reductions at any time.

Examples

The examples below show the expenses on a $1,000 investment, assuming a $60,000 average contract value and a 5% annual rate of return on assets.

The above table and examples are shown only to increase your understanding of the various costs and expenses that apply to your contract, directly or indirectly. These tables show expenses of the Separate Account as well as those of the Portfolios. Premium taxes at the time of payout also may be applicable.

Cumulative expenses per $1,000 investment if you surrender your contract at the end of the applicable period:

Portfolio                                                      1 year      3 years      5 years     10 years
---------                                                      ------      -------      -------     --------
Deutsche VIT EAFE(R) Equity Index                              $ 90.99      $114.75     $140.98     $238.35
Deutsche VIT Equity Index                                      $ 87.41      $103.87     $122.66     $200.80
Deutsche VIT Small Cap Index                                   $ 88.94      $108.54     $130.54     $217.06
Fidelity VIP Equity-Income: Initial Class                      $ 90.07      $111.96     $136.29     $228.82
Fidelity VIP Contrafund: Initial Class                         $ 91.10      $115.06     $141.50     $239.40
Fidelity VIP Growth & Income: Initial Class                    $ 90.28      $112.58     $137.34     $230.95
Fidelity VIP Growth Opportunities: Initial Class               $ 91.30      $115.68     $142.54     $241.51
Fidelity VIP Growth: Service Class                             $ 92.12      $118.15     $146.68     $249.88
Fidelity VIP Mid Cap: Service Class                            $ 92.94      $120.62     $150.81     $258.18
Baron Small Cap                                                $100.22      $142.36     $186.85     $328.99
Gabelli Large Cap Value                                        $ 98.68      $137.79     $179.33     $314.46
Harris Bretall Sullivan & Smith Equity Growth                  $ 94.68      $125.86     $159.54     $275.61
Third Avenue Value                                             $ 95.40      $128.01     $163.12     $282.69
Janus Aspen Aggressive Growth: Service Shares                  $ 93.76      $123.09     $154.93     $266.42
Janus Aspen Growth: Service Shares                             $ 93.76      $123.09     $154.93     $266.42
Janus Aspen Capital Appreciation: Institutional Shares         $ 91.20      $115.37     $142.02     $240.46
Janus Aspen Balanced: Institutional Shares                     $ 91.10      $115.06     $141.50     $239.40
Janus Aspen Worldwide Growth: Institutional Shares             $ 91.40      $115.99     $143.06     $242.56
Janus Aspen Strategic Value: Service Shares                    $ 99.70      $140.84     $184.35     $324.17
Janus Aspen Money Market: Institutional Shares                 $ 88.02      $105.74     $125.82     $207.33
J.P. Morgan International Opportunities                        $ 96.63      $131.68     $169.22     $294.73
J.P. Morgan Bond                                               $ 92.02      $117.84     $146.16     $248.84
MFS Capital Opportunities: Service Class                       $ 95.71      $128.93     $164.65     $285.72
MFS Emerging Growth: Service Class                             $ 95.09      $127.08     $161.59     $279.66
MFS Investor Trust: Service Class                              $ 95.30      $127.70     $162.61     $281.68
MFS Mid Cap Growth: Service Class                              $ 95.71      $128.93     $164.65     $285.72
MFS New Discovery: Service Class                               $ 97.24      $133.52     $172.26     $300.69
Morgan Stanley UIF Emerging Markets Debt                       $ 98.68      $137.79     $179.33     $314.46
Morgan Stanley UIF High Yield                                  $ 92.53      $119.39     $148.75     $254.04
Morgan Stanley UIF U.S. Real Estate                            $ 95.61      $128.62     $164.14     $284.71

Cumulative expenses per $1,000 investment if you elect to annuitize or don't surrender your contract at the end of the specified period (i.e., no deferred sales load charged):


Portfolio                                                      1 year      3 years     5 years        10 years
---------                                                      ------      -------     -------        --------
Deutsche VIT EAFE(R) Equity Index                              $20.99      $ 64.75     $110.98         $238.35
Deutsche VIT Equity Index                                      $17.41      $ 53.87     $ 92.66         $200.80
Deutsche VIT Small Cap Index                                   $18.94      $ 58.54     $100.54         $217.06
Fidelity VIP Equity-Income: Initial Class                      $20.07      $ 61.96     $106.29         $228.82
Fidelity VIP Contrafund: Initial Class                         $21.10      $ 65.06     $111.50         $239.40
Fidelity VIP Growth & Income: Initial Class                    $20.28      $ 62.58     $107.34         $230.95
Fidelity VIP Growth Opportunities: Initial Class               $21.30      $ 65.68     $112.54         $241.51
Fidelity VIP Growth: Service Class                             $22.12      $ 68.15     $116.68         $249.88
Fidelity VIP Mid Cap: Service Class                            $22.94      $ 70.62     $120.81         $258.18
Baron Small Cap                                                $30.22      $ 92.36     $156.85         $328.99
Gabelli Large Cap Value                                        $28.68      $ 87.79     $149.33         $314.46
Harris Bretall Sullivan & Smith Equity Growth                  $24.68      $ 75.86     $129.54         $275.61
Third Avenue Value                                             $25.40      $ 78.01     $133.12         $282.69
Janus Aspen Aggressive Growth: Service Shares                  $23.76      $73.09      $124.93         $266.42
Janus Aspen Growth: Service Shares                             $23.76      $ 73.09     $124.93         $266.42
Janus Aspen Capital Appreciation: Institutional Shares         $21.20      $ 65.37     $112.02         $240.46
Janus Aspen Balanced: Institutional Shares                     $21.10      $ 65.06     $111.50         $239.40
Janus Aspen Worldwide Growth: Institutional Shares             $21.40      $ 65.99     $113.06         $242.56
Janus Aspen Strategic Value: Service Shares                    $29.70      $ 90.84     $154.35         $324.17
Janus Aspen Money Market: Institutional Shares                 $18.02      $ 55.74     $ 95.82         $207.33
J.P. Morgan International Opportunities                        $26.63      $ 81.68     $139.22         $294.73
J.P. Morgan Bond                                               $22.02      $ 67.84     $116.16         $248.84
MFS Capital Opportunities: Service Class                       $25.71      $ 78.93     $134.65         $285.72
MFS Emerging Growth: Service Class                             $25.09      $ 77.08     $131.59         $279.66
MFS Investor Trust: Service Class                              $25.30      $ 77.70     $132.61         $281.68
MFS Mid Cap Growth: Service Class                              $25.71      $ 78.93     $134.65         $285.72
MFS New Discovery: Service Class                               $27.24      $ 83.52     $142.26         $300.69
Morgan Stanley UIF Emerging Markets Debt                       $28.68      $ 87.79     $149.33         $314.46
Morgan Stanley UIF High Yield                                  $22.53      $ 69.39     $118.75         $254.04
Morgan Stanley UIF U.S. Real Estate                            $25.61      $ 78.62     $134.14         $284.71

These examples assume the current charges that are borne by the Separate Account, and the investment management fees and other expenses of the Portfolios as they were for their most recent fiscal years or estimated expenses (after reimbursement), if applicable. Actual Portfolio expenses may be greater or less than those on which these examples were based. The annual rate of return assumed in the examples isn't an estimate or guarantee of future investment performance. The table also assumes an estimated $60,000 average contract value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.50. The per $1,000 charge would be higher for smaller Account Values and lower for higher values.

Condensed financial information for the Separate Account is provided in Appendix A.

Section 2 - NATIONAL INTEGRITY AND SEPARATE ACCOUNT II

National Integrity Life Insurance Company

National Integrity is a stock life insurance company organized under the laws of New York. Our principal executive offices are located in Louisville, Kentucky. We are authorized to sell life insurance and annuities in eight states and the District of Columbia. We sell flexible premium annuities with underlying investment options, fixed single premium annuity contracts and flexible premium annuity contracts offering both traditional fixed guaranteed interest rates along with fixed equity indexed options. National Integrity is an indirect wholly owned subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

Separate Account II and the Variable Account Options

Under your contract, you may allocate contributions to Separate Account II or to our Fixed Accounts or both. Separate Account II is established and maintained under the insurance laws of the State of New York.

Separate Account II was established in 1992 and is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of Separate Account II. Each of Separate Account II's Variable Account Options invests in shares of a corresponding Portfolio. We may establish additional Investment Options from time to time. The Variable Account Options currently available are listed in Section 3, "Your Investment Options."

Assets of Our Separate Account

Under New York law, we own the assets of Separate Account II and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in Separate Account II in proportion to the amounts in their contracts. We can't use Separate Account II's assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Option.

Income, gains and losses, whether realized or unrealized, from assets allocated to Separate Account II are credited to or charged against Separate Account II without regard to our other income, gains or losses. We may allow charges owed to us to stay in Separate Account II, and thus can participate proportionately in Separate Account II. Amounts in Separate Account II greater than reserves and other liabilities belong to us, and we may transfer them to our general account.

Changes in How We Operate

We may change how we or our the Separate Account operates, subject to your approval when required by the Investment Company Act of 1940 (1940 Act) or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

|X| add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Account, or withdraw assets relating to your contract from one Option and put them into another;
|X|   register or end the registration of Separate Account II under the 1940
      Act;
|X| operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of National Integrity under the 1940 Act);
|X| restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
|X| cause one or more Options to invest in a mutual fund other than or in addition to the Portfolios;
|X| operate our Separate Account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

Section 3 - YOUR INVESTMENT OPTIONS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment adviser's assets. For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-433-1778.

Deutsche Asset Management VIT Funds

The investment adviser for the Deutsche Asset Management VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the Deutsche Asset Management VIT Funds. We can't guarantee that these objectives will be met. You should read the Deutsche Asset Management VIT Funds prospectuses carefully before investing.

Deutsche VIT EAFE(R) Equity Index Fund

The EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

Deutsche VIT Equity Index Fund

The Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

Deutsche VIT Small Cap Index Fund

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole.

Fidelity VIP Funds

Each of Fidelity's VIP Funds is a diversified mutual fund registered with the SEC. Fidelity Management & Research Company (FMR) serves as the investment adviser to each Portfolio. Deutsche Asset Management Inc. is the sub-adviser to the Fidelity Index 500 Portfolio.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Fidelity's VIP Funds prospectus carefully before investing.

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield which exceeds the composite yield on the securities comprising the S&P
500. FMR normally invests at least 65% of the Portfolio's total assets in income-producing equity securities.

Fidelity VIP Contrafund Portfolio

Fidelity VIP Contrafund Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

Fidelity VIP Growth & Income Portfolio

Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

Fidelity VIP Growth Opportunities Portfolio

Fidelity VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may also invest the Portfolio's assets in other types of securities, including bonds which may be lower-quality debt securities.

Fidelity VIP Growth Portfolio

Fidelity VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Fidelity VIP Mid Cap Portfolio

FMR normally invests the Fidelity VIP Mid Cap Portfolio's assets primarily in common stocks. FMR normally invests at least 65% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

Janus Aspen Series

Each portfolio of the Janus Aspen Series is a mutual fund registered with the SEC. Janus Capital Corporation serves as the investment adviser to each Portfolio.

Investment Objectives of the Portfolios. Below is a summary of the investment goals of the Portfolios of the Janus Aspen Series. There are no guarantees that these objectives will be met. You should read the Janus Aspen Series prospectuses carefully before investing.

Janus Aspen Aggressive Growth Portfolio

Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 2000, they ranged from approximately $102 million to $13 billion.

Janus Aspen Growth Portfolio

Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Janus Aspen Capital Appreciation Portfolio

Janus Aspen Capital Appreciation Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Janus Aspen Balanced Portfolio

Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with capital preservation and balanced by current income. It is a diversified portfolio that pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income securities.

Janus Aspen Worldwide Growth Portfolio

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

Janus Aspen Money Market Portfolio

Janus Aspen Money Market Portfolio seeks maximum current income to the extent consistent with stability of capital. There is no guarantee that the Portfolio will meet its investment goal or be able to maintain a stable net asset value of $1.00 per share. The Portfolio will invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital. The Portfolio may invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act) and will maintain a dollar-weighted average portfolio maturity of 90 days or less.

J.P. Morgan Series Trust II

Each portfolio of the J.P. Morgan Series Trust II is a diversified mutual fund registered with the SEC. J.P. Morgan Investment Management Inc. is the investment adviser to the J.P. Morgan Series Trust II.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the J.P. Morgan Series Trust II. There is no guarantee that these objectives will be met. You should read the prospectus for J.P. Morgan Series Trust II carefully before investing.

J.P. Morgan Bond Portfolio

J.P. Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.

J.P. Morgan International Opportunities Portfolio

J.P. Morgan International Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

The Legends Fund

The Legends Fund is an open-end management investment company registered with the SEC. Touchstone Advisors, Inc. is the investment adviser to The Legends Fund. Touchstone Advisors has entered into a sub-advisory agreement with a professional manager to invest the assets of each of its Portfolios. The sub-adviser for each Portfolio is listed below.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of The Legends Fund Portfolios. We can't guarantee that these objectives will be met. You should read The Legends Fund prospectus carefully before investing.

Baron Small Cap

Baron Small Cap Portfolio seeks long-term capital appreciation. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of smaller companies with market values under $2 billion selected for their capital appreciation potential. In making investment decisions for the Portfolio, the sub-adviser seeks securities that it believes have (1) favorable price to value characteristics based on the sub-adviser's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years. The sub-adviser to the Portfolio is BAMCO, Inc.

Gabelli Large Cap Value

Gabelli Large Cap Value Portfolio seeks long term capital appreciation. It is a diversified portfolio that seeks to achieve its objective by investing primarily in common stocks of large, well known, widely-held, high-quality companies that have a market capitalization greater than $5 billion. Companies of this general type are often referred to as "Blue Chip" companies. The sub-adviser is Gabelli Asset Management Company.

Harris Bretall Sullivan & Smith Equity Growth

Harris Bretall Sullivan & Smith Equity Growth Portfolio seeks long-term capital appreciation. It is a diversified portfolio that pursues its objective by investing primarily in stocks of established companies with proven records of superior and consistent earnings growth. In selecting equity securities for the Portfolio, the sub-adviser looks for successful companies that have exhibited superior growth in revenues and earnings, strong product lines and proven management ability over a variety of business cycles. Harris Bretall Sullivan & Smith, LLC is the sub-adviser to the Portfolio.

Third Avenue Value

Third Avenue Value Portfolio seeks long-term capital appreciation. It is a non-diversified portfolio that seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the sub-adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stock and debt instruments, that the sub-adviser believes are undervalued. The sub-adviser is EQSF Advisors, Inc.

MFS Funds

Each portfolio of the MFS Variable Insurance Trust is a diversified mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. You should read the prospectus for MFS Variable Insurance Trust carefully before investing.

MFS Capital Opportunities Portfolio

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its total assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS Emerging Growth Portfolio

MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its total assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS Investors Trust Portfolio

MFS Investors Trust Portfolio (formerly known as MFS Growth With Income Portfolio) seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income by normally investing at least 65% of its total assets in common stocks and related securities. While the Portfolio may invest in companies of any size, it generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

MFS Mid Cap Growth Portfolio

MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 65% investment policy. As of February 29, 2000, the top of the Russell Midcap Growth Index range was $59.6 billion.

MFS New Discovery Portfolio

MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its total assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

Morgan Stanley UIF Portfolios

Each of the Morgan Stanley UIF Portfolios is a diversified mutual fund registered with the SEC. Morgan Stanley Dean Witter Investment Management, Inc. (MSDW Investment Management) is the investment adviser for the Emerging Markets Debt and U.S. Real Estate Portfolios. MSDW Investment Management changed its name from Morgan Stanley Asset Management (MSAM) on December 1, 1998, but continues to do business in certain instances using the name Morgan Stanley Asset Management. Miller Anderson & Sherrerd, LLP (MAS) is the investment adviser for the High Yield Portfolio. MSAM and MAS are subsidiaries of Morgan Stanley Dean Witter & Co.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Morgan Stanley UIF Portfolios. There is no guarantee that these objectives will be met. You should read the Morgan Stanley UIF prospectus carefully before investing.

Morgan Stanley UIF Emerging Markets Debt Portfolio

Morgan Stanley UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The adviser seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Morgan Stanley UIF High Yield Portfolio

Morgan Stanley UIF High Yield Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio may also invest in investment grade fixed income securities, including U.S. government securities, corporate bonds, and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities.

Morgan Stanley UIF U.S. Real Estate Portfolio

Morgan Stanley UIF U.S. Real Estate Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of U.S. and non-U.S. companies in the U.S. real estate industry, including real estate investment trusts ("REITs") and real estate operating companies.

Fixed Accounts

For various legal reasons, GRO contracts haven't been registered under the 1940 Act or the Securities Act of 1933 ("1933 Act"). Thus, neither the GRO contracts nor our General Account, which guarantees the values and benefits under those contracts, are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission hasn't reviewed the disclosure in this prospectus relating to the GROs or the General Account. Disclosures regarding the GROs or the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


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

Guaranteed Rate Options

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put money in a GRO, that locks in a fixed effective annual interest rate that we declare (Guaranteed Interest Rate) for the duration you select. The duration of your GRO Account is the Guarantee Period. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then-current Guaranteed Interest Rate we declare. We won't declare an interest rate less than 3%. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO Account are placed in a non-unitized separate account. Values and benefits under your GRO contract are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate. We credit interest daily at an effective annual rate equal to the Guaranteed Interest Rate.

We may declare a higher rate of interest in the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period (Enhanced Rate). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and is declared at the time of purchase. We can declare and credit additional interest based on Contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (Additional Interest). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. The Enhanced Rate or Additional Interest may not be available in certain states.

Each group of GRO Accounts of the same duration is considered one GRO. For example, all of your three-year GRO Accounts are one GRO while all of your five-year GRO Accounts are another GRO, even though they may have different maturity dates.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Allocations to GROs can't be made under contracts issued in certain states.

Renewals of GRO Accounts. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Accounts expire. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest duration. For example, if your expiring GRO Account was for 10 years and when it expires we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. You can tell us if you want something different within 30 days before the GRO Account expires. You may not choose, and we won't renew, a GRO Account that expires after your Retirement Date.

Market Value Adjustments. A Market Value Adjustment is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for free withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Account. In addition, we won't make a Market Value Adjustment for a death benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the Minimum Value. Minimum Value is an amount equal to your contribution to the GRO Account, less previous withdrawals (and associated charges) from the GRO Account plus 3% interest, compounded annually and less any applicable contingent withdrawal and administrative charges. Withdrawal charges and the administrative expense charge could take away part of your principal.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. If our Guaranteed Interest Rate has increased since the time of your investment, the Market Value

Adjustment will reduce your GRO Value (but not below the Minimum Value). On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will increase your GRO Value.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

      MVA = GRO Value x [(1 + A)^N/12 / (1 + B + .0025)^N/12 - 1], where

      A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

      B is the current Guaranteed Interest Rate, as of the effective date of the Market Value Adjustment, for current allocations to a GRO Account, with a duration that is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

      N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula will be adjusted to comply with state requirements.

If for any reason we are no longer declaring current Guaranteed Interest Rates, then for purposes of determining B we'll use the yield to maturity of U. S. Treasury Notes with the same remaining term as your GRO Account, using a formula to find a value when necessary, in place of the current Guaranteed Interest Rate or Rates.

For illustrations of the application of the Market Value Adjustment formula, see Appendix B.

Systematic Transfer Option

We also offer a Systematic Transfer Option that guarantees an interest rate that we declare in advance for each calendar quarter. This interest rate applies to all contributions made to the STO Account during the calendar quarter for which the rate has been declared. You must transfer all STO contributions into other Investment Options within one year of your most recent STO contribution. Transfers are automatically made in approximately equal quarterly or monthly installments of at least $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's effective annual yield will never be less than 3.0%. See "Systematic Transfer Program" in Section 8 for details on this program. This option may not be available in some states.

Section 4 - DEDUCTIONS AND CHARGES

Separate Account Charges

We deduct a daily expense amount from the Unit Value equal to an effective annual rate of 1.35% of your Account Value in the Variable Account Options. This daily expense rate can't be increased without your consent. Of the 1.35% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.20% for assuming the expense risk (.85%) and the mortality risk (.35%) under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charge may be changed, but the total 1.20% effective annual risk charge can't be increased.

We may realize a gain from these daily charges to the extent they aren't needed to meet the actual expenses incurred.

Annual Administrative Charge

If your Account Value is less than $50,000 on the last day of any contract year before your Retirement Date, we charge an annual administrative charge of $30. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization or contract termination during a contract year.

Portfolio Charges

Separate Account II buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval.

Reduction or Elimination of Separate Account or Administrative Charges

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contribution. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

State Premium Tax Deduction

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an annuity benefit, we'll deduct any applicable state premium taxes from the amount available for the annuity benefit. State premium taxes currently range up to 4%.

Contingent Withdrawal Charge

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 7%. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal- that is, the number of years that have passed since each contribution was made. The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than seven years before your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount aren't subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your account will include the withdrawal amount requested, any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested.

You may take up to 10% of your account value (less any earlier withdrawal in the same year) each year without any contingent withdrawal charge or Market Value Adjustment. This is referred to as your "free withdrawal." If you don't take any free withdrawals in one year, you can't add it to the next year's free withdrawal. If you aren't 59 1/2, federal tax penalties may apply.

             Contribution Year in Which                   Charge as a % of the
             Withdrawn Contribution Was Made             Contribution Withdrawn
             -------------------------------             ----------------------

                Current....................................         7%
                First Prior................................         6
                Second Prior...............................         5
                Third Prior................................         4
                Fourth Prior...............................         3
                Fifth Prior................................         2
                Sixth Prior................................         1
                Seventh Prior and Earlier..................         0

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate annuity benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Death Benefits and Similar Benefit Distributions" in Section 5.

Reduction or Elimination of the Contingent Withdrawal Charge

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans we or our affiliate sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

Transfer Charge

If you make more than twelve transfers among your Investment Options during one contract year, we may charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) systematic transfers from the STO, nor do these transfers count toward the twelve free transfers you can make during a year.

Hardship Waiver

We can waive contingent withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We can also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. Hardship circumstances include the owner's (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to the primary owner. If no primary owner can be determined, the waivers will apply to the youngest owner.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

Section 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $1,000. We'll accept contributions of at least $50 for salary allotment programs. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

We may limit the total contributions under a contract to $1,000,000 if you are under age 76 or to $250,000 if you are over age 76. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options you select and are used to pay annuity and death benefits. Each contribution is credited as of the date we have received (as defined below) at our Administrative Office both the contribution and instructions for allocation among the Investment Options, provided that at any time you may not have amounts in more than nine Investment Options. In determining the nine Investment Options, each of your GRO Accounts counts as one Investment Option. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. See "Transfers" in Section 5.

Your Account Value

Your Account Value reflects various charges. See Section 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against Separate Account II are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions allocated to the Variable Account Options aren't guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Section 3.

Units in Separate Account II

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolios' expenses.

Your Unit Values also change because of deductions and charges we make to Separate Account II. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you allocate new contributions or transfer prior contributions to that Option. Units are redeemed when you make withdrawals or transfer amounts from a Variable Account Option. We also redeem Units to pay the death benefit when the Annuitant dies and to pay the annual administrative charge

How We Determine Unit Value

We determine the Unit Value for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Option on the current day. We determine a net investment factor for each Option as follows:

- First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an effective annual rate of 1.35%. This charge is for the mortality risk, administrative expenses and expense risk we assumed under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the mortality and expense risk charge and any charge for administrative expenses or taxes.

Transfers

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO that you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Account, the transfer is subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Section 3. Transfers from GROs will be made according to the order in which money was originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a contract year. After those twelve transfers, a charge of up to $20 may apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs, described in Section 8.

You may request a transfer by sending a written request directly to the Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service if you've established a Personal Identification Number (PIN Code). We'll honor telephone transfer instructions from any person who provides correct identifying information and we aren't responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Accordingly, transfer requests for Variable Account Options received after 4:00 p.m. Eastern Time (or the close of the New York Stock

Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed not later than the next Business Day after the requests are received by our Administrative Office.

Excessive Trading

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds. We also have the right, which may be exercised in our sole discretion, to prohibit transfers occurring on consecutive Business Days.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be at least $300. The money will be taken from your Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first seven years of your contract, there is a contingent withdrawal charge for any withdrawals other than free withdrawals (discussed below). The charge starts at 7% and decreases depending on the age of your account. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.

When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total that you requested. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See "Tax Aspects of the Contract" in Section 7.

Assignments

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial assignment. An assignment of the contract may have adverse tax consequences. See Section 7, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and is received at our Administrative Office in a form acceptable to us.

Death Benefits and Similar Benefit Distributions

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the last Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the contract's 10th anniversary date, if later), the death benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the youngest Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the contract's 10th anniversary date, if later) and before annuity payments have started, the death benefit is the highest of:

      (a)   your highest Account Value on any contract anniversary (before age
            81), plus subsequent contributions and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);
      (b) total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); or
      (c)   your current Account Value.

The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal. We'll also adjust the death benefit for any applicable Market Value Adjustments and/or charges.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

The maximum issue age for the Annuitant is 82 years old.

Annuity Benefits

All annuity benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. The Retirement Date can't be later than your 98th birthday, or earlier if required by law. Contract terms applicable to various retirement programs, along with federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an annuity benefit is the Account Value less any pro-rata annual administrative charge, except that the Cash Value will be the amount applied if the annuity benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

Annuities

Annuity benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly, $300 quarterly, $600 semi-annually or $1,200 annually.

If you haven't already elected a lump sum payment or an annuity benefit, we'll send you a notice within six months before your Retirement Date outlining your options. If you fail to notify us of your benefit payment election before your Retirement Date, you'll receive a lump sum benefit.

We currently offer the following types of annuities:

A life and ten years certain annuity is a fixed life income annuity with 10 years of payments guaranteed, funded through our general account.

A period certain annuity provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period selected. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary can choose to receive the total present value of future payments in cash.

A period certain life annuity provides for fixed payments for at least the period selected and after that for the life of the Annuitant or for the lives of the Annuitant and another annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary. The Annuitant's beneficiary can redeem the annuity and receive the present value of future guaranteed payments in a lump sum.

A life income annuity provides fixed payments to the Annuitant for the life of the Annuitant, or until the last annuitant dies under a joint and survivor annuity.

Fixed Annuity Payments

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our current annuity rates would provide a larger payment, those current rates will apply instead of the contract rates.

If the age or sex of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after receipt of the required form at our Administrative Office. Our action can be delayed, however, for any period during which:

(1) the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to delay action to protect persons with interests in Separate Account II. We can delay payment of your Fixed Accounts for up to six months, and interest will be paid on any payment delayed for 30 days or more.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address on the cover page of this prospectus. We can't honor your request or instruction unless it's proper and complete. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Section 6 - VOTING RIGHTS

Portfolio Voting Rights

We are the legal owner of the shares of the Portfolios held by Separate Account II and, therefore, have the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to solicit your instructions or to send your instructions to us. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in Separate Account II, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of a Portfolio on our behalf or to restrict owner voting, we may do so.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios in which your contributions are invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio on the record date set by a Portfolio's Board for its shareholders' meeting. For this purpose, the record date can't be more than 60 days before the meeting of a Portfolio. We count fractional shares. After annuity payments have commenced, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

How Portfolio Shares Are Voted

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. To the extent shares of a Portfolio are sold to separate accounts of other insurance companies, the shares voted by those companies according to instructions received from their contract holders will dilute the effect of voting instructions received by us from its owners.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Section 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

Section 7 - TAX ASPECTS OF THE CONTRACT

Introduction

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on several factors. These factors may include National Integrity's tax status, the type of retirement plan, if any, for which the contract is purchased, and the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It's based upon our understanding of the federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts won't change their views on the treatment of these contracts. Future legislation could affect annuity contracts adversely. Moreover, we haven't attempted to consider any applicable state or other tax laws. Because of the complexity of tax laws and the fact that tax results will vary according to particular circumstances, anyone considering the purchase of a contract, selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. National Integrity doesn't make any guarantee regarding the tax status, federal, state, or local, of any contract or any transaction involving the contract.

Your Contract is an Annuity

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract won't generally be taxed until you make a withdrawal. An individual (or employer) may purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may purchase the annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings may be excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (a nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (a qualified annuity). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

Taxation of Annuities Generally

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment" in the contract) won't be taxed when you receive the amounts back in a distribution. Also, an owner generally isn't taxed on the annuity's earnings (increases in Account Value) until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, trusts and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in the Account Value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract is treated as a taxable distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, is not taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that weren't treated as taxable income. Special rules may apply if the contract includes contributions made before August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. When all of these tax-free portions add up to your investment in the annuity, future payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is taxed at ordinary income tax rates. In addition, you may be subject to a 10% penalty on the taxable portion of a distribution unless it is:

      (1)   on or after the date on which the taxpayer attains age 59 1/2;
      (2)   as a result of the owner's death;
      (3) part of a series of "substantially equal periodic payments" (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
      (4) a result of the taxpayer becoming disabled within the meaning of Code Section 72(m)(7);
      (5) from certain qualified plans (note, however, other penalties may apply);


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

      (6) under a qualified funding asset (as defined in Section 130(d) of the Code);
      (7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
      (8)   under an immediate annuity as defined in Code Section 72(u)(4);
      (9)   for the purchase of a first home (distribution up to $10,000);
      (10)  for certain higher education expenses; or
      (11)  to cover certain deductible medical expenses.

      Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Section 5.

All annuity contracts issued by us or our affiliates to one Annuitant during any calendar year are treated as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Distribution-at-Death Rules

Under Section 72(s) of the Code, in order to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the date the annuity starts and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the date the annuity starts, the entire contract must be distributed within five years after the owner's death. However, any interest that is payable to a beneficiary may be annuitized over the life of that beneficiary, as long as distributions begin within one year after the owner dies. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

Diversification Standards

We manage the investments in the annuities under Section 817(h) of the Code to ensure that you will be taxed as described above.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in these qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions on the amount that may be borrowed, the duration of the loan, and repayment of the loan. (Owners should always consult their tax advisors and retirement plan fiduciaries before taking any loans from the plan.) Also, special rules apply to the time at which distributions must begin and the form in which the distributions must be paid. The SAI contains general information about the use of contracts with the various types of qualified plans.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

Impact of Taxes on National Integrity

The contract allows us to charge Separate Account II for taxes. We can also set up reserves for taxes.

Transfers Among Investment Options

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

Section 8 - ADDITIONAL INFORMATION

Systematic Withdrawals

We offer a program that allows you to pre-authorize periodic withdrawals from your contract before your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn. The minimum systematic withdrawal currently is $100. You may also specify an account for direct deposit of your systematic withdrawals. To enroll under our systematic withdrawal program, send the appropriate form to our Administrative Office. Withdrawals may begin one Business Day after we receive the form. You may terminate your participation in the program upon one day prior written notice, and we may end or change the systematic withdrawal program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

Amounts you withdraw under the systematic withdrawal program may be within the free withdrawal amount. If so, we won't deduct a contingent withdrawal charge or make a Market Value Adjustment. See "Contingent Withdrawal Charge" in Section 4. Amounts withdrawn under the systematic withdrawal program greater than the free withdrawal amount will be subject to a contingent withdrawal charge and a Market Value Adjustment if applicable. Withdrawals also may be subject to the 10% federal tax penalty for early withdrawal and to income taxation. See Section 7, "Tax Aspects of the Contract."

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Section 7. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

|X|   the date you reach age 59 1/2; or
|X|   five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions made under the Income Withdrawal Plus Program, plus any interest.

You can choose the Income Plus Withdrawal Program at any time if you're younger than 59 1/2. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. Your withdrawals will begin at least one Business Day after we receive your form. You may end your participation in the program upon seven Business Days prior written notice, and we may end or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, or Systematic Transfer Option.


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

If you haven't used up your free withdrawals in any given contract year, amounts you withdraw under the Income Plus Withdrawal Program may be within the free withdrawal amount. If they are, no contingent withdrawal charge or Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4. Amounts withdrawn under the Income Plus Withdrawal Program in excess of the free withdrawal amount will be subject to a contingent withdrawal charge and a Market Value Adjustment if applicable.

Dollar Cost Averaging

We offer a dollar cost averaging program under which we transfer contributions allocated to the Janus Money Market Option to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want to be transferred into each Variable Account Option. The current minimum transfer to each Option is $250. We won't charge a transfer charge under our dollar cost averaging program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll under our dollar cost averaging program, send the appropriate form to our Administrative Office. You may end your participation in the program upon one day's prior written notice, and we may end or change the dollar cost averaging program at any time. If you don't have enough money in the Janus Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

Systematic Transfer Program

We also offer a systematic transfer program under which we transfer contributions allocated to the STO to one or more other Investment Options on a monthly or quarterly basis, as you determine. See Section 3, "Systematic Transfer Option." We'll transfer your STO contributions in equal installments of at least $1,000 over a one-year period. If you don't have enough money in the STO to transfer to each Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any money still in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll under our systematic transfer program, send the appropriate form to our Administrative Office. We can end the systematic transfer program in whole or in part, or restrict contributions to the program. This program may not be available in some states.

Customized Asset Rebalancing

We offer a customized asset rebalancing program that allows you to determine how often the rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will be automatically rebalanced by transfers among the Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you are making contributions. We won't charge a transfer charge to transfers under our customized asset rebalancing program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

Fixed Accounts aren't included in the customized asset rebalancing program.

To enroll in our customized asset rebalancing program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, and transfers and withdrawals that you make, may not work with the customized asset rebalancing program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the customized asset rebalancing program is in effect. You may end your participation in the program upon one day's prior written notice, and we may end or change the customized asset rebalancing program at any time.

Systematic Contributions

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Legal Proceedings

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

Section 9 - PRIOR CONTRACTS

Death Benefit Information for Contracts Issued Before January 1, 1997

This section shows the Death Benefit information for contracts issued before January 1, 1997. It may be different from other provisions in this prospectus. For contracts issued before 1997, the following provisions apply:

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

      o     your Account Value
      o the Account Value at the beginning of the seventh contract year, plus subsequent contributions and minus subsequent withdrawals
      o     your total contributions less the sum of withdrawals
      o for Annuitants younger than 70 years old on the birthday nearest the date on which their contract was issued, an enhanced minimum death benefit, explained below.

For contracts issued on or after January 1, 1995, the amount of the death benefit is the greatest of:

      o     your Account Value
      o the highest Account Value at the beginning of any contract year, plus subsequent contributions and minus subsequent withdrawals
      o     your total contributions less the sum of withdrawals

"Subsequent withdrawals" for purposes of calculation of a death benefit reflect any market value adjustments that apply to those withdrawals and reduce the death benefit on a pro rata basis.

The enhanced minimum death benefit is the same as the guaranteed death benefit, except that the guaranteed death benefit may not exceed the maximum guaranteed death benefit. The guaranteed death benefit on your Participation Date is your initial contribution. After that, every month we recalculate that portion of your guaranteed death benefit allocated to the Separate Account by adding interest at an annual rate of 7% until the contract anniversary nearest your 70th birthday, subject to the maximum. We subtract from that the sum of any withdrawals or transfers from the Separate Account during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount. Therefore, your guaranteed death benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your Separate Account contributions, including the amount of interest calculated on your Separate Account values for purposes of determining the guaranteed death benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers. Your maximum guaranteed death benefit is determined by totaling your contributions during your first five participation years, subtracting all withdrawals, taking into consideration any market value adjustments made under the contract, multiplying the result by two, and then adding that to your total contributions made after the first five participation years.


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

Reduction in Charges

If your contract was issued on or after January 1, 1995, but before January 1, 1997, the effective annual rate of mortality, expense and administrative charges will reduce to 1.10% after your contract has been in effect for six years.

Contingent Withdrawal Charge

For contracts issued before February 15, 1997 the following rules apply even if they are different from other provisions in this prospectus:

There is a withdrawal charge of up to 7% on all contributions withdrawn. As shown below, this charge varies, depending upon the "age" of the contributions included in the withdrawal, that is, how long ago you made your contributions. The maximum percentage of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contract year. No withdrawal charge applies when you withdraw contributions made earlier than your fifth prior contribution year. For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount won't be considered a withdrawal of any contributions. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment and any applicable withdrawal charge, so that the net amount you receive will be the amount requested.

No charge will be applied to your partial withdrawals that don't exceed the free withdrawal amount in any contract year. On any Business Day, the free withdrawal amount is the greater of (i) 10% of your Account Value and (ii) any investment gain during the prior contract year, less withdrawals during the current contract year. Investment gain is calculated as the increase in the Account Value during the prior contract year, minus contributions during that year, plus withdrawals made during that year. We'll deduct contingent withdrawal charges for any partial withdrawal amount that is over the free withdrawal amount. The contingent withdrawal charge is a sales charge to help pay our costs of selling and promoting the contract. We don't expect revenues from contingent withdrawal charges to cover all of those costs. Any shortfall will be made up from our General Account assets, which may include profits from other charges under the contract.

      Contribution Year in Which                       Charge as a % of the
      Withdrawn Contribution Was Made                  Contribution Withdrawn
      -------------------------------                  ----------------------

      Current ......................................              7%
      First Prior ..................................              6
      Second Prior .................................              5
      Third Prior ..................................              4
      Fourth Prior .................................              3
      Fifth Prior ..................................              2
      Sixth Prior and Earlier ......................              0

We won't deduct a contingent withdrawal charge if the Annuitant uses the withdrawal to buy from us either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies and the withdrawal is made by the Annuitant's beneficiary. See "Death Benefits and Similar Benefit Distributions" in Part 5.

The minimum withdrawal permitted is $300.

Retirement Date

For contracts issued before February 15, 1997, the Retirement Date will be the date you specify, but no later than your 85th birthday or the 10th Contract Anniversary, whichever is later.

Hardship Waivers

Hardship Waivers aren't available.

Fixed Accounts

Systematic Transfer Option. The STO is not available for contracts issued before July 7, 1998.


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

Appendix A

Financial Information for Separate Account II

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

                                                                                Year Ended December 31

                                                    2000       1999    1998     1997      1996     1995     1994    1993   Inception
                                                    ----       ----    ----     ----      ----     ----     ----    ----   ---------
Third Avenue Value**
Unit value at beginning of period ...........      $23.95     $27.64   $23.67   $18.39   $14.98   $10.43   $10.65            $10.00
Unit value at end of period .................      $26.27     $23.95   $27.64   $23.67   $18.39   $14.98   $10.43   $10.65
Number of units outstanding at end of period.     210,325    261,851  356,913  288,596  297,625  244,538  156,325   80,112

Harris Bretall Sullivan & Smith Equity Growth
Unit value at beginning of period ...........      $34.97     $26.16   $19.55   $14.71   $13.08   $10.07    $9.81            $10.00
Unit value at end of period .................      $26.75     $34.97   $26.16   $19.55   $14.71   $13.08   $10.07    $9.81
Number of units outstanding at end of period.     412,117    322,755  382,400  404,243  438,465  374,724  280,091   83,619

Gabelli Large Cap Value**
Unit value at beginning of period ...........      $17.51     $16.80   $17.38   $14.45   $12.75   $10.65   $10.75            $10.00
Unit value at end of period .................      $16.47     $17.51   $16.80   $17.38   $14.45   $12.75   $10.65   $10.75
Number of units outstanding at end of period.     116,983    201,623  376,348  356,623  389,517  421,439  535,776  205,268

Baron Small Cap**
Unit value at beginning of period ...........      $17.09     $17.78   $18.14   $14.69   $12.57   $10.52   $10.73       --   $10.00
Unit value at end of period .................      $17.08     $17.09   $17.78   $18.14   $14.69   $12.57   $10.52   $10.73
Number of units outstanding at end of period.     114,758    101,894  172,489  164,970  138,864  234,629  180,961   68,249

Deutsche VIT EAFE(R) Equity Index
Unit value at beginning of period ...........      $14.93     $11.86    $9.88                --       --       --       --       --
Unit value at end of period .................      $12.27     $14.93   $11.86    $9.88
Number of units outstanding at end of period.      64.507     81,473   75,887    5,623

Deutsche VIT Equity Index
Unit value at beginning of period ...........      $15.57     $13.11   $10.32                --       --       --       --   $10.00
Unit value at end of period .................      $13.94     $15.57   $13.11   $10.32
Number of units outstanding at end of period.   1,217,798  1,199,263  631,049   76,431

Deutsche VIT Small Cap Index
Unit value at beginning of period ...........      $11.27      $9.50    $9.85                --       --       --       --   $10.00
Unit value at end of period .................      $10.68     $11.27    $9.50    $9.85
Number of units outstanding at end of period.     549,540    459,505  373,914   42,210

Fidelity VIP Equity-Income
Unit value at beginning of period ...........      $12.04     $11.48   $10.42                --       --       --       --   $10.00
Unit value at end of period .................      $12.88     $12.04   $11.48   $10.42
Number of units outstanding at end of period.     573,263    859,369  619,502   63,398

Fidelity VIP Contrafund
Unit value at beginning of period ...........      $15.57     $12.70    $9.91                --       --       --       --   $10.00
Unit value at end of period .................      $14.34     $15.57   $12.70    $9.91
Number of units outstanding at end of period.   1,177,464  1,083,512  636,505   65,551

Fidelity VIP Growth & Income
Unit value at beginning of period ...........      $14.19     $13.18   $10.31                --       --       --       --   $10.00
Unit value at end of period .................      $13.49     $14.19   $13.18   $10.31
Number of units outstanding at end of period.     645,860    671,165  413,064   19,862

Fidelity VIP Growth Opportunities
Unit value at beginning of period ...........      $13.47     $13.09   $10.65                --       --       --       --   $10.00
Unit value at end of period .................      $11.02     $13.47   $13.09   $10.65
Number of units outstanding at end of period.     465,592    483,369  354,838   73,667

                                                                                   Year Ended December 31

                                                     2000       1999       1998       1997    1996    1995   1994   1993   Inception
                                                     ----       ----       ----       ----    ----    ----   ----   ----   ---------
Fidelity VIP Growth
Unit value at beginning of period...........        $12.22                    --         --     --      --     --     --         --
Unit value at end of period.................        $10.73     $12.22
Number of units outstanding at end of period       467,796     84,815

Fidelity VIP Mid Cap
Unit value at beginning of period...........        $13.28                    --         --     --      --     --     --         --
Unit value at end of period.................        $17.50     $13.28
Number of units outstanding at end of period       399,552     66,543

Janus Aspen Capital Appreciation
Unit value at beginning of period...........        $25.77     $15.64     $10.03                --      --     --     --         --
Unit value at end of period.................        $20.80     $25.77     $15.64     $10.03
Number of units outstanding at end of period     1,538,205  1,314,416    583,994     59,108

Janus Aspen Balanced
Unit value at beginning of period...........        $16.58     $13.26     $10.01                --      --     --     --     $10.00
Unit value at end of period.................        $15.98     $16.58     $13.26     $10.01
Number of units outstanding at end of period     1,820,363  1,764,662  1,741,026  1,827,787

Janus Aspen Worldwide Growth
Unit value at beginning of period...........        $20.49     $12.63      $9.93                --      --     --     --     $10.00
Unit value at end of period.................        $17.04     $20.49     $12.63      $9.93
Number of units outstanding at end of period     1,149,246    646,308    331,956     20,675

Janus Aspen Money Market
Unit value at beginning of period...........        $10.82     $10.45     $10.06                --      --     --     --     $10.00
Unit value at end of period.................        $11.35     $10.82     $10.45     $10.06
Number of units outstanding at end of period       758,216  1,194,584    420,446    159,980

J.P. Morgan International Opportunities
Unit value at beginning of period...........        $14.20     $10.53     $10.19                --      --     --     --     $10.00
Unit value at end of period.................        $11.79     $14.20     $10.53     $10.19
Number of units outstanding at end of period        52,152     59,953     21,124      5,359

J.P. Morgan Bond
Unit value at beginning of period...........        $10.57     $10.82     $10.16                --      --     --     --     $10.00
Unit value at end of period.................        $11.52     $10.57     $10.82     $10.16
Number of units outstanding at end of period       496,108    527,600    309,949    158,477

Morgan Stanley UIF Asian Equity
Unit value at beginning of period...........        $15.09      $8.51      $9.23                --      --     --     --     $10.00
Unit value at end of period.................         $8.27     $15.09      $8.51      $9.23
Number of units outstanding at end of period       128,652    152,481    162,463    151,273


Morgan Stanley UIF Emerging Markets Debt
Unit value at beginning of period...........         $9.82      $7.69     $10.88                --      --     --     --     $10.00
Unit value at end of period.................        $10.79      $9.82      $7.69     $10.88
Number of units outstanding at end of period        72,869     43,093     55,295     92,322

Morgan Stanley UIF High Yield
Unit value at beginning of period...........        $11.13     $10.54     $10.19                --      --     --     --     $10.00
Unit value at end of period.................         $9.82     $11.13     $10.54     $10.19
Number of units outstanding at end of period       427,485    464,512    290,668     33,125

Morgan Stanley UIF U.S. Real Estate
Unit value at beginning of period...........         $8.87      $9.13     $10.38                --      --     --     --     $10.00
Unit value at end of period.................        $11.31      $8.87      $9.13     $10.38
Number of units outstanding at end of period        90,292     88,783     89,471      8,831

                                                                                  Year Ended December 31

                                                        2000    1999    1998     1997    1996     1995   1994    1993   Inception
                                                        ----    ----    ----     ----    ----     ----   ----    ----   ---------
Janus Aspen Aggressive Growth
Unit value at beginning of period...............
Unit value at end of period.....................        $7.68      --      --      --       --      --     --      --     $10.00
Number of units outstanding at end of period....      217,308

Janus Aspen Growth
Unit value at beginning of period...............
Unit value at end of period.....................        $8.78      --      --      --       --      --     --      --     $10.00
Number of units outstanding at end of period....       69,014

Janus Aspen Strategic Value
Unit value at beginning of period...............
Unit value at end of period.....................        $9.52      --      --      --       --      --     --      --     $10.00
Number of units outstanding at end of period....       20,263

MFS Capital Opportunities
Unit value at beginning of period...............
Unit value at end of period.....................        $9.82      --      --      --       --      --     --      --     $10.00
Number of units outstanding at end of period....      183,323

MFS Emerging Growth
Unit value at beginning of period...............
Unit value at end of period.....................        $9.47      --      --      --       --      --     --      --     $10.00
Number of units outstanding at end of period....       60,526

MFS Investors Trust
Unit value at beginning of period...............
Unit value at end of period.....................        $9.70      --      --      --       --      --     --      --     $10.00
Number of units outstanding at end of period....       56,192

MFS Mid Cap Growth
Unit value at beginning of period...............
Unit value at end of period.....................       $10.17      --      --      --       --      --     --      --     $10.00
Number of units outstanding at end of period....      153,728

MFS New Discovery
Unit value at beginning of period...............
Unit value at end of period.....................       $10.38      --      --      --       --      --     --      --     $10.00
Number of units outstanding at end of period....       80,482

--------------------------------------------------------------------------------
* The unit value for each Variable Account Option at inception is $10.00. The inception date for the Harris Bretall Sullivan & Smith Equity Growth Option is December 8, 1992. The inception date for the Zweig Asset Allocation, Scudder Kemper Value and Zweig Equity Options is December 14, 1992. The inception date for the EAFE(R) Equity Index, Equity Index, Small Cap Index, VIP Equity-Income, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, Janus Aspen Capital Appreciation, Janus Aspen Balanced, Janus Aspen Worldwide Growth, Janus Aspen Money Market, J.P.Morgan International Opportunities, J.P. Morgan Bond, Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF High Yield, and Morgan Stanley UIF U.S. Real Estate Options is October 1, 1997. The inception date for the VIP Growth Portfolio and VIP Mid Cap Portfolio is May 1, 1999. The inception date for the Janus Aspen Aggressive Growth, Janus Aspen Growth, MFS Capital Opportunities, MFS Emerging Growth, MFS Investors Trust, MFS Mid Cap Growth, and MFS New Discovery Portfolios is May 1, 2000. The inception date for the Janus Aspen Strategic Value Portfolio is July 10, 2000.

** Financial information prior to November 1, 2000 reflects that of the Portfolio's previous sub-adviser.

Appendix B

      ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

               Contribution: $50,000.00

               GRO Account duration: 7 Years

               Guaranteed Interest Rate: 5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. Contingent withdrawal charges don't apply to transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed for these examples that you haven't made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we'll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

Example of a Downward Market Value Adjustment:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we're crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

      -0.0551589 = [(1 + .05)^48/12 / (1 + .0625 + .0025)^48/12] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

      -$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

      $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

      $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

      $52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

      $5,788.13 = $57,881.25 X .10

      Free Amount = $5,788.13

The non-free amount would be:

      $14,211.87 = $20,000.00 - $5,788.13

The Market Value Adjustment, which is only applicable to the non-free amount, would be

      - $783.91 = -0.0551589 X $14,211.87

The withdrawal charge would be:

      $789.25 = [($14,211.87+ $783.91)/(1 - .05)] - ($14,211.87+ 783.91)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

      $21,573.16 = $20,000.00 + $783.91 + $789.25

The ending Account Value would be:

      $36,308.09 = $57,881.25 - $21,573.16

Example of an Upward Market Value Adjustment:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we're crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

      .0290890 = [(1 + .05)^48/12 / (1 + .04 + .0025)^48/12] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

      $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

      $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

      $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

      $57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

               Free Amount = $ 5,788.13

           Non-Free Amount = $14,211.87

      The Market Value Adjustment would be:

           $413.41 = .0290890 X $14,211.87

      The withdrawal charge would be:

           $726.23 = [($14,211.87 - $413.41)/(1 - .05)] - ($14,211.87 - $413.41)

      Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

           $20,312.82 = $20,000.00 - $413.41 + $726.23

      The ending Account Value would be:

           $37,568.43 = $57,881.25 - $20,312.82

      Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below your premium plus 3% interest, before any applicable charges. Account values less than $50,000 will be subject to a $30 annual charge.

The above examples will be adjusted to comply with applicable state regulation requirements for contracts issued in certain states.

Appendix C - Table of Contents of Statement of Additional Information

Part 1 - National Integrity and Custodian
Part 2 - Distribution of the Contract
Part 3 - Performance Information
Part 4 - Determination of Accumulation Unit Values
Part 5 - Tax Favored Retirement Programs
Part 6 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please complete the form below and send it to:

Administrative Office
National Integrity Life Insurance Company
15 Matthews Street, Suite 200
Goshen, NY 10924
ATTN: Request for SAI of Separate Account II (Pinnacle)

Name:   ____________________________________________________

Address ____________________________________________________

City: _________________ State:__________ Zip:_______________

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2001


                                       FOR

                                    PINNACLE

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                     FUNDED THROUGH ITS SEPARATE ACCOUNT II

                                Table of Contents

                                                                            Page

Part 1 - National Integrity and Custodian.....................................2
Part 2 - Distribution of the Contracts........................................2
Part 3 - Performance Information..............................................3
Part 4 - Determination of Accumulation Unit Values............................7
Part 5 - Tax-Favored Retirement Programs......................................7
Part 6 - Financial Statements.................................................9
Appendix A...................................................................10
Appendix B...................................................................11


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2001. For definitions of special terms used in the SAI, please refer to the prospectus.


A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company ("National Integrity"), 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

Part 1 - NATIONAL INTEGRITY AND CUSTODIAN

National Integrity Life Insurance Company is a New York stock life insurance company organized in 1968 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202, and its principal administrative offices are located at 15 Matthews Street, Suite 200, Goshen, NY 10924. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company, an Ohio corporation. All outstanding shares of Integrity Life Insurance Company are owned by The Western and Southern Life Insurance Company (W&S), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, National Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. (ARM).


ARM provided substantially all of the services required to be performed on behalf of Separate Account II since 1994. Total fees paid to ARM by National Integrity for management services, including services applicable to Separate Account II, in 1998 were $8,766,003, in 1999 were $7,558,793, and in 2000 were
$766,577. Total fees paid to Integrity by National Integrity for management services, including services applicable to Separate Account II, in 2000 were $5,977,748.


National Integrity is the custodian for the shares of Portfolios owned by Separate Account II. The shares are held in book-entry form. Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. Integrity is currently rated "A" (Excellent) by A.M. Best Company, and has received claims paying ability ratings of "AAA" (Extremely Strong) from Standard & Poor's Corporation, "Aa2" (Excellent) from Moody's Investors Service, Inc., and "AAA" (Highest) from Duff and Phelps Credit Rating Company. However, National Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

Tax Status of National Integrity

National Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). Since Separate Account II isn't a separate entity from us and its operations form a part of us, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of Separate Account II are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, Separate Account II's investment income, including realized net capital gains, isn't taxed to us. We can make a tax deduction if federal tax laws change to include these items in our taxable income.

Part 2 - DISTRIBUTION OF THE CONTRACTS


Touchstone Securities, Inc., a wholly owned subsidiary of W&S, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. Touchstone Securities' address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 6.5% of initial contributions and 7% of additional contributions, plus .50% trail commission paid on Account Value after the eighth Contract Year. The amount of distribution allowances paid to Touchstone Securities, Inc., the principal underwriter for the contracts since March 3, 2000, was $2,746,897 for the year ended December 31, 2000. The amount of distribution allowances paid to ARM Securities Corp., the principal underwriter for the contracts prior to March 3, 2000, was $213,487 for the year ended December 31, 2000, was $5,150,752 for the year ended December 31, 1999, and $2,290,049 for the year ended December 31, 1998. Distribution allowances weren't retained by either ARM Securities Corporation or Touchstone Securities, as applicable, during these years. National Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods.

Part 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its units in advertisements or in other information furnished to shareholders. The Janus Aspen Money Market Option may also from time to time include the Yield and Effective Yield of its units in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there is no guarantee that any historical results will continue.

Total Returns

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown at the same time that don't take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.


Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won't reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown. The contingent withdrawal charge isn't reflected because the contracts are designed for long term investment. We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge. For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren't available at that time.


An average annual total return shows the hypothetical yearly return that would produce the same cumulative total return if the Investment Option experienced exactly the same return each year for the entire period shown. Because the performance will fluctuate on a year-by-year basis, the average annual total returns tend to show a smooth result that won't mirror the actual performance, even though the end result will be the same. Investors should realize that the Option's performance isn't constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)^n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the Janus Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


             Effective Yield = {(Base Period Return) + 1)^365/7} - 1






Please see Appendix A for SEC Standardized Performance Data, and Appendix B for Non-standardized Performance Data.


Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. (Lipper) or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally don't reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may, from time to time, also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron's, Business Week, CDA Technologies, Inc., Changing Times, Consumer's Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert's Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stange's Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option's units against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the total market value of 500 stocks compared to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 381 industrial, 37 utility, 11 transportation and 71 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.




The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues aren't included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman
Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and doesn't include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and doesn't include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German Deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by National Integrity or any of the sub-advisers derived from such indices or averages.

For those Variable Account Options which haven't been investment divisions within the Separate Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance those Options would have achieved (reduced by the applicable charges) if they had been investment divisions within the Separate Account for the period quoted.

Individualized Computer Generated Illustrations

National Integrity may, from time to time, use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. These illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We can republish figures independently provided by Morningstar or any similar agency or service.

Part 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options other than the Janus Money Market Option, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. For the Janus Money Market Option, accumulation unit value is computed by dividing the value of the investments and other assets minus liabilities by the number of units outstanding. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

Part 5 - TAX-FAVORED RETIREMENT PROGRAMS

The contracts described in this Prospectus may be used in connection with certain tax-favored retirement programs, for groups and for individuals. Following are brief descriptions of various types of qualified plans in connection with which National Integrity may issue a contract. National Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

Traditional Individual Retirement Annuities

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who hasn't reached age 70 1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are limited on the amount that may be contributed, the persons who may be eligible, and the time when distributions may begin. An individual may also roll over amounts distributed from another Traditional IRA or another tax-favored retirement program to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

Roth Individual Retirement Annuities

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are limited on the amount that may be contributed, the persons who are eligible to contribute, and the time when tax-favored distributions may begin. An individual may also roll over amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract that apply to Roth IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

Simplified Employee Pensions

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

SIMPLE Individual Retirement Annuities

Currently, we don't issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

Tax Sheltered Annuities

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by employees of public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract isn't intended to accept other than employee contributions. Such contributions aren't counted as part of the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). The Code also sets forth additional restrictions governing such items as transferability, distributions and withdrawals. An employee under this type of plan should consult a tax adviser as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

Corporate and Self-Employed (H.R. 10 and Keogh) Pension and Profit Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to also establish tax-favored retirement plans for themselves and their employees. Tax-favored retirement plans may permit the purchase of the contract to provide benefits under the plans. Employers intending to use the contract in connection with tax-favored plans should seek competent advice. National Integrity doesn't administer these types of plans.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g) provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Loans to employees may be permitted under such plans; however, a
Section 457 plan isn't required to allow loans. Contributions to a contract in connection with an eligible government plan are limited. Those who intend to use the contracts in connection with such plans should seek competent advice. National Integrity doesn't administer such plans.




Distributions under Tax Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2, or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70 1/2. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution of minimum amounts from Roth IRAs when the owner reaches age 70 1/2.

Distributions from a tax-favored plan (not including a Traditional IRA or a Roth
IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the payee directs the transfer of the amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the payee doesn't elect to have withholding apply.

We aren't permitted to make distributions from a contract unless you make a request. It's your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules.

This description of the federal income tax consequences of the different types of tax-favored retirement plans that can be funded by the contract is only a brief summary and isn't intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective owner considering adopting a plan and buying a contract to fund the plan should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

Part 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, Suite 2100, 400 West Market Street, Louisville, Kentucky 40202, is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.


The financial statements of Separate Account II as of December 31, 2000, and for the periods indicated in the financial statements, and the statutory-basis financial statements of National Integrity as of and for the years ended December 31, 2000 and 1999 included herein have been audited by Ernst & Young LLP as set forth in their reports.


The financial statements of National Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of National Integrity to meet its obligations under the contracts. They shouldn't be considered as relating to the investment performance of the assets held in the Separate Account.

APPENDIX A

For Period Ending 12-31-00

                  SEC Standardized Average Annualized Returns(1)

VARIABLE ACCOUNT OPTION                                  INCEPTION DATE(2)      1 YEAR          5 YEARS      10 YEARS        LIFE
-----------------------                                  -----------------      ------          -------      --------        ----
Baron Small Cap Portfolio*                                     1/14/93           -6.07%          6.00%          N/A          6.95%
Deutsche VIT-EAFE Index                                       11/06/97          -23.78%           N/A           N/A          5.60%
Deutsche VIT- Equity 500 Index                                11/06/97          -16.46%           N/A           N/A         10.10%
Deutsche VIT-Small Cap Index                                  11/06/97          -11.17%           N/A           N/A          .89%
Fidelity VIP Equity-Income, Initial Class                     11/07/97            .96%            N/A           N/A          7.28%
Fidelity VIP Growth Service Class                              6/22/99          -18.26%           N/A           N/A          .79%
Fidelity VIP Contrafund: Initial Class                        11/06/97          -13.88%           N/A           N/A         11.12%
Fidelity VIP Growth Opportunities: Initial Class              11/12/97          -24.18%           N/A           N/A          1.94%
Fidelity VIP Growth & Income: Initial Class                   11/06/97          -10.91%           N/A           N/A          8.93%
Fidelity VIP Mid-Cap: Service Class                            6/22/99           25.74%           N/A           N/A         39.22%
J.P. Morgan Bond                                              11/12/97           3.05%            N/A           N/A          3.45%
J.P. Morgan International Opportunities                       11/18/97          -22.97%           N/A           N/A          4.26%
Janus Aspen Series Balanced Initial Class                     11/05/97           -9.59%           N/A           N/A         15.11%
Janus Aspen Series Worldwide Growth: Initial Class            11/06/97          -22.81%           N/A           N/A         17.55%
Janus Aspen Series Growth Service Class                        5/01/00            N/A             N/A           N/A         -28.28%
Janus Aspen Series Aggressive Growth, Service Class            5/01/00            N/A             N/A           N/A         -43.06%
Janus Aspen Series Capital Appreciation Initial Class         11/07/97          -25.29%           N/A           N/A         25.41%
Janus Aspen Series Strategic Value, Service Class              8/30/00            N/A             N/A           N/A         -31.15%
Gabelli Large Cap Value Portfolio                              3/26/93          -11.90%          4.93%          N/A          6.64%
Harris Bretall Sullivan & Smith Equity Growth                  1/12/93          -29.52%         15.15%          N/A         13.15%
MFS Capital Opportunities: Service Class                       5/01/00            N/A             N/A           N/A         -14.12%
MFS Emerging Growth, Service Class                             5/01/00            N/A             N/A           N/A         -19.49%
MFS Growth with Income: Service Class                          6/15/00            N/A             N/A           N/A         -17.58%
MFS Mid-Cap Growth, Service Class                              5/01/00            N/A             N/A           N/A         -8.58%
MFS New Discovery, Service Class                               5/01/01            N/A             N/A           N/A         -5.29%
MFS Capital Opportunities, Service Class                       5/01/01            N/A             N/A           N/A           N/A
MFS Investors Growth Stock Series, Service Class               5/01/01            N/A             N/A           N/A           N/A
MFS Total Return , Service Class                               5/01/01            N/A             N/A           N/A           N/A
MSDW Universal Funds Asian Equity Portfolio                   11/11/97          -51.21%           N/A           N/A         -7.36%
MSDW Universal Funds Emerging Markets Debt Portfolio          11/14/97           3.89%            N/A           N/A          1.22%
MSDW Universal Funds U. S. Real Estate Portfolio              11/17/97           21.53%           N/A           N/A          2.84%
MSDW Universal Funds High Yield Portfolio                     11/11/97          -17.79%           N/A           N/A         -1.89%
Third Avenue Value Portfolio*                                  1/12/93           3.69%          11.64%          N/A         12.89%

(1) Standard average annual return reflects past fund performance based on a $1,000 hypothetical investment over the period indicated. The performance figures reflect mortality and expense charges totaling 1.35%.

(2) Inception date of the variable account option represents first trade date. Returns for accounts in operation for less than one year are not annualized.

*Performance shown also reflects that of each portfolio's sub-adviser prior to November 1, 2000.

APPENDIX B

For Period Ending 12-31-00

                  Non-Standardized Average Annualized Returns(1)

                                                                Fund           Cumulative Total Return
                                                              Inception                                   Life of
Variable Account Option                                       Date (2)     3 year    5 years   10 years     Fund
Deutsche VIT-Equity 500 Index                                 12/31/92     35.03%    106.00%      N/A     175.85%
Deutsche VIT-Small Cap Index                                   8/13/96     8.48%       N/A        N/A      48.97%
Deutsche VIT-EAFE Equity Index                                 6/21/96     24.16%      N/A        N/A      25.84%
Baron Small Cap Portfolio*                                     1/14/93     -5.84%     35.82%      N/A      70.76%
Fidelity VIP Equity-Income: Initial Class                      10/9/86     23.55%     76.03%    332.36%   393.27%
Fidelity VIP III Growth & Income: Initial Class               12/31/96     30.92%      N/A        N/A      68.02%
Fidelity VIP Overseas, Service Class 2                         5/01/01      N/A        N/A        N/A       N/A
Fidelity VIP High Income, Service Class 2                      5/01/01      N/A        N/A        N/A       N/A
Fidelity VIP Investment Grade Bond, Service Class 2            5/01/01      N/A        N/A        N/A       N/A
Fidelity VIP Asset Manager, Service Class 2                    5/01/01      N/A        N/A        N/A       N/A
Fidelity VIP Index 500, Service Class 2                        5/01/01      N/A        N/A        N/A       N/A
Fidelity VIP Contrafund: Initial Class                         1/03/95     44.79%    112.03%      N/A     192.31%
Fidelity VIP Asset Manger: Growth, Service Class 2             5/01/01      N/A        N/A        N/A       N/A
Fidelity VIP III Growth Opportunities: Initial Class           1/03/95     3.46%      54.74%      N/A     102.34%
Fidelity VIP Balanced, Service Class 2                         5/01/01      N/A        N/A        N/A       N/A
Fidelity VIP Growth: Service Class                             10/9/86     63.38%    125.13%    440.63%   612.07%
Fidelity VIP III Mid-Cap Service Class                        12/28/98      N/A        N/A        N/A      99.55%
Janus Aspen Series Aggressive Growth: Service Class           12/31/99      N/A        N/A        N/A     -32.70%
Janus Aspen Balanced: Initial Class                            9/13/93     59.71%    120.48%      N/A     188.31%
Janus Aspen Series Growth, Service Class                      12/31/99      N/A        N/A        N/A     -15.90%
Janus Aspen Series Capital Appreciation: Initial Class         5/01/97    107.42%      N/A        N/A     160.22%
Janus Aspen Series Strategic Value: Service Class              5/01/00      N/A        N/A        N/A       -.50
Janus Aspen Series Equity Income, Services Shares              5/01/01      N/A        N/A        N/A       N/A
Janus Aspen Series International Growth, Service Shares        5/01/01      N/A        N/A        N/A       N/A
Janus Aspen Series Worldwide Growth: Initial Class             9/13/93     71.66%    163.31%      N/A     293.13%
J.P. Morgan Bond                                               1/03/95     13.44%     22.57%      N/A      38.95%
J.P. Morgan International Opportunities                        1/03/95     15.66%     34.27%      N/A      43.88%
Gabelli Large Cap Value Portfolio*                             3/26/93     -5.24%     29.17%      N/A      64.74%
Harris Bretall Sullivan & Smith Equity Growth                  1/12/93     36.85%    104.49%      N/A     167.50%
Third Avenue Value Portfolio*                                  1/12/93     11.01%     75.42%      N/A     162.73%
MSDW Universal Funds Asian Equity Portfolio                   12/31/91    -10.40%    -48.31%      N/A      13.59%
MSDW Universal Funds Emerging Markets Debit Portfolio          2/01/94     -.88%      70.53%      N/A      63.25%
MSDW Universal Funds High Yield Portfolio                      8/31/92     -3.64%     21.21%      N/A      64.64%
MSDW Universal Funds U. S. Real Estate Portfolio               2/24/95     9.00%      84.21%      N/A     120.27%
MFS Capital Opportunities: Service Class                       8/14/96     72.74%      N/A        N/A     133.23%
MFS Emerging Growth, Service Class                             7/24/95     82.87%    153.86%      N/A     196.31%
Mfs Growth with Income: Service Class                         10/09/95     25.06%     96.57%      N/A     109.00%
MFS Investors Trust Series, Service Class                      5/01/01      N/A        N/A        N/A       N/A
MFS Mid-Cap Growth, Service Class                              5/01/00      N/A        N/A        N/A      -3.57%
MFS New Discovery, Service Class                               4/29/98      N/A        N/A        N/A      67.32%
MFS Investors Growth Stock Series, Service Class               5/01/01      N/A        N/A        N/A       N/A
MFS Total Return, Service Class                                5/01/01      N/A        N/A        N/A       N/A

                                                                         Average Annual Return
                                                                                                        Life of
Variable Account Option                                         1 year    3 year    5 years   10 years    Fund

Deutsche VIT-Equity 500 Index                                  -10.46%    10.53%    15.55%      N/A      13.52%
Deutsche VIT-Small Cap Index                                    -5.17%    2.75%       N/A       N/A      9.52%
Deutsche VIT-EAFE Equity Index                                 -17.78%    7.48%       N/A       N/A      5.21%
Baron Small Cap Portfolio*                                      -.07%     -1.99%     6.31%      N/A      6.95%
Fidelity VIP Equity-Income: Initial Class                       6.96%     7.30%     11.97%     15.77%    11.87%
Fidelity VIP III Growth & Income: Initial Class                 -4.91%    9.40%       N/A       N/A      13.85%
Fidelity VIP Overseas, Service Class 2                           N/A       N/A        N/A       N/A       N/A
Fidelity VIP High Income, Service Class 2                        N/A       N/A        N/A       N/A       N/A
Fidelity VIP Investment Grade Bond, Service Class 2              N/A       N/A        N/A       N/A       N/A
Fidelity VIP Asset Manager, Service Class 2                      N/A       N/A        N/A       N/A       N/A
Fidelity VIP Index 500, Service Class 2                          N/A       N/A        N/A       N/A       N/A
Fidelity VIP Contrafund: Initial Class                          -7.88%    13.13%    16.22%      N/A      19.60%
Fidelity VIP Asset Manger: Growth, Service Class 2               N/A       N/A        N/A       N/A       N/A
Fidelity VIP III Growth Opportunities: Initial Class           -18.18%    1.14%      9.12%      N/A      12.48%
Fidelity VIP Balanced, Service Class 2                           N/A       N/A        N/A       N/A       N/A
Fidelity VIP Growth: Service Class                             -12.26%    17.78%    17.62%     18.38%    14.79%
Fidelity VIP III Mid-Cap Service Class                          31.74%     N/A        N/A       N/A      41.03%
Janus Aspen Series Aggressive Growth: Service Class              N/A       N/A        N/A     -32.64%     N/A
Janus Aspen Balanced: Initial Class                             -3.59%    16.89%    17.13%      N/A      15.61%
Janus Aspen Series Growth, Service Class                       -15.90%     N/A        N/A       N/A     -15.87%
Janus Aspen Series Capital Appreciation: Initial Class         -19.29%    27.53%      N/A       N/A      29.78%
Janus Aspen Series Strategic Value: Service Class                N/A       N/A        N/A       N/A      -.75%
Janus Aspen Series Equity Income, Services Shares                N/A       N/A        N/A       N/A       N/A
Janus Aspen Series International Growth, Service Shares          N/A       N/A        N/A       N/A       N/A
Janus Aspen Series Worldwide Growth: Initial Class             -16.81%    19.74%    21.37%      N/A      20.63%
J.P. Morgan Bond                                                9.05%     4.29%      4.15%      N/A      5.64%
J.P. Morgan International Opportunities                        -16.97%    4.97%      6.07%      N/A      6.26%
Gabelli Large Cap Value Portfolio*                              -5.90%   -1.78%      5.25%      N/A      6.64%
Harris Bretall Sullivan & Smith Equity Growth                  -23.52%    11.02%    15.38%      N/A      13.15%
Third Avenue Value Portfolio*                                   9.69%     3.54%     11.90%      N/A      12.89%
MSDW Universal Funds Asian Equity Portfolio                    -45.21%    -3.59%    -12.36%     N/A      1.43%
MSDW Universal Funds Emerging Markets Debit Portfolio           9.89%     -.29%     11.27%      N/A      7.35%
MSDW Universal Funds High Yield Portfolio                      -11.79%    -1.23%     3.92%      N/A      6.17%
MSDW Universal Funds U. S. Real Estate Portfolio                27.53%    2.92%     13.00%      N/A      14.45%
MFS Capital Opportunities: Service Class                        -5.05%    19.99%      N/A       N/A      21.33%
MFS Emerging Growth, Service Class                             -20.74%    22.29%    20.48%      N/A      22.10%
Mfs Growth with Income: Service Class                           -1.63%    7.74%     14.47%      N/A      15.14%
MFS Investors Trust Series, Service Class                        N/A       N/A        N/A       N/A       N/A
MFS Mid-Cap Growth, Service Class                                N/A       N/A        N/A       N/A      -5.30%
MFS New Discovery, Service Class                                -3.42%     N/A        N/A       N/A      21.22%
MFS Investors Growth Stock Series, Service Class                 N/A       N/A        N/A       N/A       N/A
MFS Total Return, Service Class                                  N/A       N/A        N/A       N/A       N/A

                                                                                 Calendar Year Return*

Variable Account Option                                        1995       1996      1997      1998      1999       2000
Deutsche VIT-Equity 500 Index                                 32.15%     20.35%    26.77%    26.98%    18.76%    -10.46%
Deutsche VIT-Small Cap Index                                    N/A      10.76%    23.98%    -3.50%    18.54%     -5.17%
Deutsche VIT-EAFE Equity Index                                  N/A      0.94%     0.40%     19.97%    25.88%    -17.78%
Baron Small Cap Portfolio*                                    19.54%     16.87%    23.42%    -1.94%    -3.91%     -.07%
Fidelity VIP Equity-Income: Initial Class                     34.05%     12.73%    26.38%    10.12%     4.90%     6.96%
Fidelity VIP III Growth & Income: Initial Class                 N/A       N/A      28.34%    27.84%     7.70%     -4.91%
Fidelity VIP Overseas, Service Class 2                          N/A       N/A       N/A       N/A        N/A       N/A
Fidelity VIP High Income, Service Class 2                       N/A       N/A       N/A       N/A        N/A       N/A
Fidelity VIP Investment Grade Bond, Service Class 2             N/A       N/A       N/A       N/A        N/A       N/A
Fidelity VIP Asset Manager, Service Class 2                     N/A       N/A       N/A       N/A        N/A       N/A
Fidelity VIP Index 500, Service Class 2                         N/A       N/A       N/A       N/A        N/A       N/A
Fidelity VIP Contrafund: Initial Class                        37.86%     19.57%    22.47%    28.23%    22.58%     -7.88%
Fidelity VIP Asset Manger: Growth, Service Class 2              N/A       N/A       N/A       N/A        N/A       N/A
Fidelity VIP III Growth Opportunities: Initial Class          30.76%     16.67%    28.20%    22.93%     2.87%    -18.18%
Fidelity VIP Balanced, Service Class 2                          N/A       N/A       N/A       N/A        N/A       N/A
Fidelity VIP Growth: Service Class                            33.54%     13.14%    21.82%    37.61%    35.58%    -12.26%
Fidelity VIP III Mid-Cap Service Class                          N/A       N/A       N/A       N/A      51.48%     31.74%
Janus Aspen Series Aggressive Growth: Service Class             N/A       N/A       N/A       N/A        N/A     -32.70%
Janus Aspen Balanced: Initial Class                           23.11%     14.60%    20.45%    32.48%    25.05%     -3.59%
Janus Aspen Series Growth, Service Class                        N/A       N/A       N/A       N/A        N/A     -15.90%
Janus Aspen Series Capital Appreciation: Initial Class          N/A       N/A      25.46%    55.98%    64.75%    -19.29%
Janus Aspen Series Strategic Value: Service Class               N/A       N/A       N/A       N/A        N/A      -.50%
Janus Aspen Series Equity Income, Services Shares               N/A       N/A       N/A       N/A        N/A       N/A
Janus Aspen Series International Growth, Service Shares         N/A       N/A       N/A       N/A        N/A       N/A
Janus Aspen Series Worldwide Growth: Initial Class            25.66%     27.28%    20.51%    27.18%    62.24%    -16.81%
J.P. Morgan Bond                                              13.36%      .54%     7.47%     6.55%     -2.37%     9.05%
J.P. Morgan International Opportunities                        7.16%     11.62%    4.01%     3.32%     34.82%    -16.97%
Gabelli Large Cap Value Portfolio*                            19.75%     13.32%    20.30%    -3.39%     4.24%     -5.90%
Harris Bretall Sullivan & Smith Equity Growth                 29.93%     12.42%    32.92%    33.83%    33.70%    -23.52%
Third Avenue Value Portfolio*                                 43.65%     22.78%    28.71%    16.79%    13.35%     9.69%
MSDW Universal Funds Asian Equity Portfolio                    5.21%     1.88%    -43.38%    -7.71%    77.20%    -45.21%
MSDW Universal Funds Emerging Markets Debit Portfolio         25.75%     48.64%    15.75%   -29.33%   27.63%      9.89%
MSDW Universal Funds High Yield Portfolio                     21.29%     13.10%    11.22%     3.39      5.66%    -11.79%
MSDW Universal Funds U. S. Real Estate Portfolio              19.58%     37.53%    22.88%    -12.06    -2.80%     27.53%
MFS Capital Opportunities: Service Class                        N/A      7.52%     25.57%    25.09     45.44%     -5.05%
MFS Emerging Growth, Service Class                            16.72%     15.43%    20.26%    32.35%    74.33%    -20.74%
Mfs Growth with Income: Service Class                          6.32%     22.76%    28.03%    21.62%     4.54%     -1.63%
MFS Investors Trust Series, Service Class                       N/A       N/A       N/A       N/A        N/A       N/A
MFS Mid-Cap Growth, Service Class                               N/A       N/A       N/A       N/A        N/A      -3.57%
MFS New Discovery, Service Class                                N/A       N/A       N/A      1.27%     71.08%     -3.42%
MFS Investors Growth Stock Series, Service Class                N/A       N/A       N/A       N/A        N/A       N/A
MFS Total Return, Service Class                                 N/A       N/A       N/A       N/A        N/A       N/A

(1) Non-standard average annual return reflects past fund performance based on a $1,000 hypothetical investment over the period indicated. The performance figures reflect mortality and expense charges totaling 1.35%.

(2) Represents inception date of underlying fund. Returns for account in operation for less than one year are not annualized.

* Performance shown also reflects that of each portfolio's sub-adviser prior to November 1, 2000.

                              Financial Statements

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                                December 31, 2000
                       With Report of Independent Auditors

                              Separate Account II
                                       of
                   National Integrity Life Insurance Company

                              Financial Statements

                               December 31, 2000

                                    Contents

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Assets and Liabilities............................................2
Statement of Operations........................................................5
Statements of Changes in Net Assets............................................8
Notes to Financial Statements.................................................13

                         Report of Independent Auditors

Contract Holders
         Separate Account II of National Integrity Life Insurance Company Board of Directors
         National Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account II of National Integrity Life Insurance Company (comprising, respectively, the Gabelli Large Cap Value, Harris Bretall Sullivan & Smith Equity Growth, Third Avenue Value, Baron Small Cap Value, EAFE Equity Index, Equity 500 Index, Small Cap Index, JPM International Opportunities, JPM Bond, Morgan Stanley Emerging Markets Debt, Morgan Stanley High Yield, Morgan Stanley U.S. Real Estate and Morgan Stanley Asian Equity; Initial Class: VIP Equity-Income, VIP II Contrafund, VIP III Growth & Income and VIP III Growth Opportunities; Institutional Shares: Janus Aspen Capital Appreciation, Janus Aspen Balanced, Janus Aspen Worldwide Growth and Janus Aspen Money Market; Service Shares: Janus Aspen Aggressive Growth, Janus Aspen Growth and Janus Aspen Strategic Value; and Service Class: VIP Growth, VIP III Mid Cap, MFS Emerging Growth, MFS Growth With Income, MFS Mid Cap Growth, MFS New Discovery and MFS Capital Opportunities Divisions) as of December 31, 2000 and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account II of National Integrity Life Insurance Company at December 31, 2000, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Cincinnati, Ohio
April 24, 2001

        Separate Account II of National Integrity Life Insurance Company

                      Statement of Assets and Liabilities

                               December 31, 2000

                                                    Harris Bretall
                                                      Sullivan &      Third
                                      Gabelli Large  Smith Equity    Avenue     Baron Small     EAFE Equity    Equity 500
                                        Cap Value       Growth        Value      Cap Value         Index          Index
                                         Division      Division     Division      Division       Division       Division
                                      ------------------------------------------------------------------------------------
Assets
Investments, at value
    (aggregate cost of $213,406,928)   $ 1,927,179   $11,026,018   $ 5,526,588   $ 1,959,663    $   791,377    $16,985,533

Liabilities
Payable to (receivable from)
    the general account of
    National Integrity                         469         1,888         1,350          (404)          (124)         9,429
                                      ------------------------------------------------------------------------------------

Net assets                             $ 1,926,710   $11,024,130   $ 5,525,238   $ 1,960,067    $   791,501    $16,976,104
                                      ====================================================================================

Unit value                             $     16.47   $     26.75   $     26.27   $     17.08    $     12.27    $     13.94
                                      ====================================================================================

Units outstanding                          116,983       412,117       210,325       114,758         64,507      1,217,798
                                      ====================================================================================

                                                          JPM                  Morgan Stanley     Morgan
                                        Small Cap    International                Emerging       Stanley
                                          Index      Opportunities   JPM Bond   Markets Debt    High Yield
                                         Division       Division     Division     Division       Division
                                      ---------------------------------------------------------------------
Assets
Investments, at value
    (aggregate cost of $213,406,928)   $ 5,870,497   $   617,128   $ 5,715,899   $   786,064    $ 4,197,154

Liabilities
Payable to (receivable from)
    the general account of
    National Integrity                       1,410         2,256           735          (193)          (749)
                                      ---------------------------------------------------------------------

Net assets                             $ 5,869,087   $   614,872   $ 5,715,164   $   786,257    $ 4,197,903
                                      =====================================================================

Unit value                             $     10.68   $     11.79   $     11.52   $     10.79    $      9.82
                                      =====================================================================

Units outstanding                          549,540        52,152       496,108        72,869        427,485
                                      =====================================================================

See accompanying notes.

        Separate Account II of National Integrity Life Insurance Company

                               December 31, 2000

                                                                                       Initial Class
                                                                        -------------------------------------------

                                        Morgan Stanley   Morgan                                         VIP III
                                           U.S. Real     Stanley        VIP Equity-       VIP II        Growth &
                                            Estate     Asian Equity        Income        Contrafund      Income
                                           Division      Division         Division        Division      Division
                                        ---------------------------     -------------------------------------------
Assets
Investments, at value
     (aggregate cost of $213,406,928)   $  1,021,433   $  1,063,516     $  7,382,112    $ 16,887,135   $  8,722,946

Liabilities
Payable to (receivable from)
    the general account of
    National Integrity                           230           (436)          (1,515)          2,301         10,295
                                        ---------------------------     -------------------------------------------

Net assets                              $  1,021,203   $  1,063,952     $  7,383,627    $ 16,884,834   $  8,712,651
                                        ===========================     ===========================================

Unit value                              $      11.31   $       8.27     $      12.88    $      14.34   $      13.49
                                        ===========================     ===========================================

Units outstanding                             90,292        128,652          573,263       1,177,464        645,860
                                        ===========================     ===========================================

                                                                            Institutional Shares
                                        ---------------  -----------------------------------------------------------
                                           VIP III        Janus Aspen                     Janus Aspen
                                            Growth          Capital       Janus Aspen      Worldwide    Janus Aspen
                                        Opportunities     Appreciation      Balanced         Growth     Money Market
                                           Division         Division        Division        Division      Division
                                        ---------------  -----------------------------------------------------------
Assets
Investments, at value
     (aggregate cost of $213,406,928)   $  5,130,562      $ 31,991,663    $ 29,097,195   $ 19,586,826   $  8,603,300

Liabilities
Payable to (receivable from)
    the general account of
    National Integrity                             (262)        (3,001)          7,794          3,674         (2,452)
                                        ---------------  -----------------------------------------------------------

Net assets                              $     5,130,824   $ 31,994,664    $ 29,089,401   $ 19,583,152   $  8,605,752
                                        ===============  ===========================================================

Unit value                              $         11.02   $      20.80    $      15.98   $      17.04   $      11.35
                                        ===============  ===========================================================

Units outstanding                               465,592      1,538,205       1,820,363      1,149,246        758,216
                                        ===============  ===========================================================

See accompanying notes.

        Separate Account II of National Integrity Life Insurance Company

                               December 31, 2000

                                                         Service Shares
                                          -------------------------------------------   -------------------------------------------
                                          Janus Aspen                     Janus Aspen
                                           Aggressive      Janus Aspen     Strategic                      VIP III      MFS Emerging
                                             Growth           Growth         Value       VIP Growth       Mid Cap         Growth
                                            Division         Division      Division       Division        Division       Division
                                          -------------------------------------------   -------------------------------------------
Assets
Investments, at value
       (aggregate cost of $213,406,928)   $  1,668,915    $    606,131   $    192,976   $  5,017,173    $  6,990,491   $    572,717
                                          -------------------------------------------   -------------------------------------------

Liabilities
Payable to (receivable from)
      the general account of
      National Integrity                           (10)            188             72         (2,278)         (1,669)          (464)
                                          -------------------------------------------   -------------------------------------------

Net assets                                $  1,668,925    $    605,943   $    192,904   $  5,019,451    $  6,992,160   $    573,181
                                          ===========================================   ===========================================

Unit value                                $       7.68    $       8.78   $       9.52   $      10.73    $      17.50   $       9.47
                                          ===========================================   ===========================================

Units outstanding                              217,308          69,014         20,263        467,796         399,552         60,526
                                          ===========================================   ===========================================

                                          Service Class
                                          -----------------------------------------------------------
                                            MFS Growth     MFS Mid         MFS New       MFS Capital
                                           With Income    Cap Growth      Discovery     Opportunities
                                             Division      Division        Division        Division         Total
                                          ---------------------------------------------------------------------------
Investments, at value
       (aggregate cost of $213,406,928)   $    545,089   $  1,563,290    $    834,678    $  1,799,587    $204,680,835

Liabilities
Payable to (receivable from)
      the general account of
      National Integrity                            27           (124)           (725)           (645)         27,067
                                          ---------------------------------------------------------------------------

Net assets                                $    545,062   $  1,563,414    $    835,403    $  1,800,232    $204,653,768
                                          ===========================================================================

Unit value                                $       9.70   $      10.17    $      10.38    $       9.82
                                          ===========================================================

Units outstanding                               56,192        153,728          80,482         183,323
                                          ===========================================================

See accompanying notes.

        Separate Account II of National Integrity Life Insurance Company

                            Statement of Operations

                          Year Ended December 31, 2000

                                             Gabelli    Harris Bretall
                                            Large Cap  Sullivan & Smith  Third Avenue    Baron Small    EAFE Equity     Equity 500
                                              Value     Equity Growth       Value         Cap Value        Index          Index
                                             Division      Division        Division        Division       Division       Division
                                           --------------------------------------------------------------------------------------
Investment income
    Reinvested dividends                   $   304,445    $ 2,161,258    $   582,708    $    36,109    $    13,053    $     9,858

Expenses
    Mortality and expense risk and
       administrative charges                   32,808        171,655         70,125         26,248         18,265        252,458
                                           --------------------------------------------------------------------------------------
Net investment income (loss)                   271,637      1,989,603        512,583          9,861         (5,212)      (242,600)

Realized and unrealized gain (loss)
    on investments
       Net realized gain (loss) on sales
         of investments                     (1,009,587)       559,417     (2,161,909)      (218,969)        17,341        892,838
       Net unrealized appreciation
         (depreciation) of investments:
            Beginning of period               (818,213)     2,575,958     (2,081,588)      (201,315)        39,403      1,501,422
            End of period                     (239,402)    (3,327,596)       (74,422)         7,709          9,041     (1,156,466)
                                           --------------------------------------------------------------------------------------
       Change in net unrealized
         appreciation/depreciation
         during the period                     578,811     (5,903,554)     2,007,166        209,024        (30,362)    (2,657,888)
                                           --------------------------------------------------------------------------------------

Net realized and unrealized
    gain (loss) on investments                (430,776)    (5,344,137)      (154,743)        (9,945)       (13,021)    (1,765,050)
                                           --------------------------------------------------------------------------------------

Net increase (decrease) in net assets
    resulting from operations              $  (159,139)   $(3,354,534)   $   357,840    $       (84)   $   (18,233)   $(2,007,650)
                                           ======================================================================================

                                                              JPM                      Morgan Stanley    Morgan
                                            Small Cap    International                    Emerging      Stanley
                                              Index      Opportunities    JPM Bond     Markets Debt    High Yield
                                             Division       Division      Division       Division       Division
                                           -----------------------------------------------------------------------
Investment income
    Reinvested dividends                   $    32,743    $    17,300    $   330,303    $    80,373    $   551,011

Expenses
    Mortality and expense risk and
       administrative charges                   82,750         12,320         70,572          7,709         63,240
                                           -----------------------------------------------------------------------
Net investment income (loss)                   (50,007)         4,980        259,731         72,664        487,771

Realized and unrealized gain (loss)
    on investments
       Net realized gain (loss) on sales
         of investments                        329,112        138,318        152,567         38,081       (248,941)
       Net unrealized appreciation
         (depreciation) of investments:
            Beginning of period                556,222         35,154        (64,425)        (5,671)      (178,850)
            End of period                     (130,568)       (11,659)       (28,308)       (65,130)      (979,891)
                                           -----------------------------------------------------------------------
       Change in net unrealized
         appreciation/depreciation
         during the period                    (686,790)       (46,813)        36,117        (59,459)      (801,041)
                                           -----------------------------------------------------------------------

Net realized and unrealized
    gain (loss) on investments                (357,678)        91,505        188,684        (21,378)    (1,049,982)
                                           -----------------------------------------------------------------------

Net increase (decrease) in net assets
    resulting from operations              $  (407,685)   $    96,485    $   448,415    $    51,286    $  (562,211)
                                           =======================================================================

See accompanying notes.

        Separate Account II of National Integrity Life Insurance Company

                          Year Ended December 31, 2000

                                                                                           Intial Class
                                                                           --------------------------------------------
                                           Morgan Stanley      Morgan                                        VIP III
                                             U.S. Real        Stanley      VIP Equity-        VIP II         Growth &
                                               Estate       Asian Equity      Income        Contrafund        Income
                                              Division        Division       Division        Division        Division
                                           ----------------------------    --------------------------------------------
Investment income
    Reinvested dividends                   $     22,716    $    455,730    $    793,571    $  2,166,026    $    799,933

Expenses
    Mortality and expense risk and
       administrative charges                    10,262          29,853         106,353         238,468         122,697
                                           ----------------------------    --------------------------------------------
Net investment income (loss)                     12,454         425,877         687,218       1,927,558         677,236

Realized and unrealized gain (loss)
    on investments
       Net realized gain (loss) on sales
         of investments                          33,096        (738,050)             --              --              --
       Net unrealized appreciation
         (depreciation) of investments:
            Beginning of period                 (41,715)         95,726         242,326       3,354,973         774,899
            End of period                        90,565        (131,971)        (38,812)         (7,050)       (363,071)
                                           ----------------------------    --------------------------------------------
       Change in net unrealized
         appreciation/depreciation
         during the period                      132,280        (227,697)       (281,138)     (3,362,023)     (1,137,970)
                                           ----------------------------    --------------------------------------------

Net realized and unrealized
    gain (loss) on investments                  165,376        (965,747)       (281,138)     (3,362,023)     (1,137,970)
                                           ----------------------------    --------------------------------------------

Net increase (decrease) in net assets
    resulting from operations              $    177,830    $   (539,870)   $    406,080    $ (1,434,465)   $   (460,734)
                                           ============================    ============================================

                                           Intial Class                              Institutional Class
                                           -------------     -------------------------------------------------------------------
                                              VIP III         Janus Aspen                         Janus Aspen
                                               Growth           Capital         Janus Aspen        Worldwide       Janus Aspen
                                           Opportunities      Appreciation        Balanced           Growth        Money Market
                                              Division          Division          Division          Division         Division
                                           -------------     -------------------------------------------------------------------
Investment income
    Reinvested dividends                   $     462,079     $    461,518      $  3,375,673      $  1,799,484       $    387,361

Expenses
    Mortality and expense risk and
       administrative charges                     79,564          510,149           403,521           274,189             86,669
                                           -------------     -------------------------------------------------------------------
Net investment income (loss)                     382,515          (48,631)        2,972,152         1,525,295            300,692

Realized and unrealized gain (loss)
    on investments
       Net realized gain (loss) on sales
         of investments                         (480,744)       2,452,781         1,610,615          (723,209)                --
       Net unrealized appreciation
         (depreciation) of investments:
            Beginning of period                  297,052       12,080,163         6,570,561         1,310,150                 25
            End of period                       (802,362)       1,768,460           930,567        (3,531,161)                25
                                           -------------     -------------------------------------------------------------------
       Change in net unrealized
         appreciation/depreciation
         during the period                    (1,099,414)     (10,311,703)       (5,639,994)       (4,841,311)                --
                                           --------------    -------------------------------------------------------------------

Net realized and unrealized
    gain (loss) on investments                (1,580,158)      (7,858,922)       (4,029,379)       (5,564,520)                --
                                           -------------     -------------------------------------------------------------------

Net increase (decrease) in net assets
    resulting from operations              $  (1,197,643)    $ (7,907,553)     $ (1,057,227)     $ (4,039,225)      $    300,692
                                           =============     ===================================================================

See accompanying notes.

        Separate Account II of National Integrity Life Insurance Company

                          Year Ended December 31, 2000

                                                    Service Shares
                                      ----------------------------------------------  --------------------------------------------
                                      Janus Aspen
                                       Aggressive     Janus Aspen      Janus Aspen                      VIP III       MFS Emerging
                                         Growth          Growth      Strategic Value   VIP Growth       Mid Cap          Growth
                                      Division (1)    Division (1)     Division (2)     Division        Division      Division (1)
                                      ----------------------------------------------  --------------------------------------------
Investment income
    Reinvested dividends              $     70,142    $      5,875    $           --  $    171,513    $     29,134    $         --

Expenses
    Mortality and expense risk and
       administrative charges               11,973           2,441               518        54,607          48,333           2,904
                                      ----------------------------------------------  --------------------------------------------
Net investment income (loss)                58,169           3,434              (518)      116,906         (19,199)         (2,904)

Realized and unrealized gain (loss)
    on investments
       Net realized gain (loss) on
         sales of investments             (297,158)         (6,639)           (1,601)      (40,823)             --        (137,484)
       Net unrealized appreciation
         (depreciation) of
         investments:
            Beginning of period                 --              --                --       149,237         118,950              --
            End of period                 (541,555)       (106,421)            1,124      (512,630)        832,006          (5,997)
                                      ----------------------------------------------  --------------------------------------------
       Change in net unrealized
         appreciation/depreciation
         during the period                (541,555)       (106,421)            1,124      (661,867)        713,056          (5,997)
                                      ----------------------------------------------  --------------------------------------------

Net realized and unrealized
    gain (loss) on investments            (838,713)       (113,060)             (477)     (702,690)        713,056        (143,481)
                                      ----------------------------------------------  --------------------------------------------

Net increase (decrease) in net
    assets resulting from
    operations                        $   (780,544)   $   (109,626)   $         (995) $   (585,784)   $    693,857    $   (146,385)
                                      ==============================================  ============================================

                                      Service Class
                                      -------------------------------------------------------------
                                        MFS Growth     MFS Mid Cap      MFS New        MFS Capital
                                       With Income        Growth       Discovery      Opportunities
                                       Division (1)    Division (1)   Division (1)     Division (1)       Total
                                      ----------------------------------------------------------------------------
Investment income
    Reinvested dividends              $         --    $         --    $         --    $         --    $ 15,119,916

Expenses
    Mortality and expense risk and
       administrative charges                1,579           6,949           3,730           9,496       2,812,405
                                      ----------------------------------------------------------------------------
Net investment income (loss)                (1,579)         (6,949)         (3,730)         (9,496)     12,307,511

Realized and unrealized gain (loss)
    on investments
       Net realized gain (loss) on
         sales of investments                 (561)        (58,466)           (161)        (63,986)         35,878
       Net unrealized appreciation
         (depreciation) of
         investments:
            Beginning of period                 --              --              --              --      26,310,444
            End of period                    7,854         (80,918)        (52,771)       (185,283)     (8,726,093)
                                      ----------------------------------------------------------------------------
       Change in net unrealized
         appreciation/depreciation
         during the period                   7,854         (80,918)        (52,771)       (185,283)    (35,036,537)
                                      ----------------------------------------------------------------------------

Net realized and unrealized
    gain (loss) on investments               7,293        (139,384)        (52,932)       (249,269)    (35,000,659)
                                      ----------------------------------------------------------------------------

Net increase (decrease) in net
    assets resulting from
    operations                        $      5,714    $   (146,333)   $    (56,662)   $   (258,765)   $(22,693,148)
                                      ============================================================================

(1)   For the period May 1, 2000 (commencement of operations) to December 31,
      2000.
(2) For the period July 10, 2000 (commencement of operations) to December 31, 2000.

See accompanying notes.

        Separate Account II of National Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                          Year Ended December 31, 2000

                                        Gabelli    Harris Bretall                   Baron          EAFE
                                       Large Cap     Sullivan &        Third      Small Cap       Equity      Equity 500
                                         Value      Smith Equity   Avenue Value     Value         Index          Index
                                        Division  Growth Division    Division     Division       Division      Division
                                      ------------------------------------------------------------------------------------
Increase (decrease) in net assets
    from operations
       Net investment income (loss)   $   271,637   $  1,989,603   $   512,583   $     9,861   $    (5,212)  $   (242,600)
       Net realized gain (loss)
         on sales of investments       (1,009,587)       559,417    (2,161,909)     (218,969)       17,341        892,838
       Change in net unrealized
         appreciation/depreciation
         during the period                578,811     (5,903,554)    2,007,166       209,024       (30,362)    (2,657,888)
                                      ------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations     (159,139)    (3,354,534)      357,840           (84)      (18,233)    (2,007,650)

Increase (decrease) in net assets
     from contract related
     transactions
       Contributions from
         contract holders                  34,403      1,732,173        90,824       154,785       147,495      1,728,043
       Contract terminations
         and benefits                    (805,395)      (948,172)     (493,511)     (325,330)     (124,414)    (1,355,100)
       Net transfers among
         investment options              (673,578)     2,307,921      (701,246)      389,328      (429,739)       (61,714)
                                      ------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets from contract related
    transactions                       (1,444,570)     3,091,922    (1,103,933)      218,783      (406,658)       311,229
                                      ------------------------------------------------------------------------------------

Increase (decrease) in net assets      (1,603,709)      (262,612)     (746,093)      218,699      (424,891)    (1,696,421)

Net assets, beginning of year           3,530,419     11,286,742     6,271,331     1,741,368     1,216,392     18,672,525
                                      ------------------------------------------------------------------------------------

Net assets, end of year               $ 1,926,710   $ 11,024,130   $ 5,525,238   $ 1,960,067   $   791,501   $ 16,976,104
                                      ====================================================================================

Unit transactions
    Contributions                           2,028         51,321         4,571         9,356        11,000        113,726
    Terminations and benefits             (48,460)       (29,615)      (22,035)      (19,827)       (9,585)       (90,936)
    Net transfers                         (38,208)        67,656       (34,062)       23,335       (18,381)        (4,255)
                                      ------------------------------------------------------------------------------------
Net increase (decrease) in units          (84,640)        89,362       (51,526)       12,864       (16,966)        18,535
                                      ====================================================================================

                                                         JPM                    Morgan Stanley   Morgan
                                        Small Cap   International     JPM          Emerging     Stanley
                                          Index     Opportunities     Bond       Markets Debt  High Yield
                                         Division      Division     Division       Division     Division
                                      -------------------------------------------------------------------
Increase (decrease) in net assets
    from operations
       Net investment income (loss)   $   (50,007)  $     4,980   $   259,731   $    72,664   $   487,771
       Net realized gain (loss)
         on sales of investments          329,112       138,318       152,567        38,081      (248,941)
       Change in net unrealized
         appreciation/depreciation
         during the period               (686,790)      (46,813)       36,117       (59,459)     (801,041)
                                      -------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations     (407,685)       96,485       448,415        51,286      (562,211)

Increase (decrease) in net assets
     from contract related
     transactions
       Contributions from
         contract holders                 606,392       271,378       138,999        81,867       134,837
       Contract terminations
         and benefits                    (369,395)      (21,249)     (577,331)      (29,035)     (361,777)
       Net transfers among
         investment options               861,154      (583,075)      128,349       258,966      (182,965)
                                      -------------------------------------------------------------------
Net increase (decrease) in net
    assets from contract related
    transactions                        1,098,151      (332,946)     (309,983)      311,798      (409,905)
                                      -------------------------------------------------------------------

Increase (decrease) in net assets         690,466      (236,461)      138,432       363,084      (972,116)

Net assets, beginning of year           5,178,621       851,333     5,576,732       423,173     5,170,019
                                      -------------------------------------------------------------------

Net assets, end of year               $ 5,869,087   $   614,872   $ 5,715,164   $   786,257   $ 4,197,903
                                      ===================================================================

Unit transactions
    Contributions                          53,178        20,807        12,608         7,970        14,232
    Terminations and benefits             (32,734)       (1,656)      (53,581)       (2,763)      (34,062)
    Net transfers                          69,591       (26,952)        9,481        24,569       (17,197)
                                      -------------------------------------------------------------------
Net increase (decrease) in units           90,035        (7,801)      (31,492)       29,776       (37,027)
                                      ===================================================================

See accompanying notes.

        Separate Account II of National Integrity Life Insurance Company

                          Year Ended December 31, 2000

                                                                                               Initial Class
                                                                        --------------------------------------------
                                         Morgan Stanley     Morgan                                         VIP III
                                              U.S.         Stanley       VIP Equity-       VIP II         Growth &
                                          Real Estate    Asian Equity       Income       Contrafund         Income
                                           Division        Division        Division       Division        Division
                                         ----------------------------   --------------------------------------------
Increase (decrease) in net assets
    from operations
       Net investment income (loss)      $     12,454    $    425,877   $    687,218    $  1,927,558    $    677,236
       Net realized gain (loss) on
         sales of investments                  33,096        (738,050)            --              --              --
       Change in net unrealized
         appreciation/depreciation
         during the period                    132,280        (227,697)      (281,138)     (3,362,023)     (1,137,970)
                                         ----------------------------   --------------------------------------------
Net increase (decrease) in net
    assets resulting from operations          177,830        (539,870)       406,080      (1,434,465)       (460,734)

Increase (decrease) in net assets from
     contract related transactions
       Contributions from
         contract holders                       8,134          74,321        300,504       1,918,632         505,689
       Contract terminations
         and benefits                        (117,878)       (249,473)      (582,755)     (1,203,655)       (715,336)
       Net transfers among
         investment options                   165,612        (521,964)    (3,087,005)        734,040        (140,799)
                                         ----------------------------   --------------------------------------------
Net increase (decrease) in net assets
    from contract related transactions         55,868        (697,116)    (3,369,256)      1,449,017        (350,446)
                                         ----------------------------   --------------------------------------------

Increase (decrease) in net assets             233,698      (1,236,986)    (2,963,176)         14,552        (811,180)

Net assets, beginning of year                 787,505       2,300,938     10,346,803      16,870,282       9,523,831
                                         ----------------------------   --------------------------------------------

Net assets, end of year                  $  1,021,203    $  1,063,952   $  7,383,627    $ 16,884,834    $  8,712,651
                                         ============================   ============================================

Unit transactions
    Contributions                                 756           5,311          22,094         126,220          35,870
    Terminations and benefits                 (11,103)        (21,539)        (45,549)        (79,867)        (50,751)
    Net transfers                              11,856          (7,601)       (262,651)         47,599         (10,424)
                                         ----------------------------   --------------------------------------------
Net increase (decrease) in units                1,509         (23,829)       (286,106)         93,952         (25,305)
                                         ============================   ============================================

                                                                             Institutional Shares
                                         -------------  ------------------------------------------------------------
                                            VIP III     Janus Aspen                     Janus Aspen
                                             Growth       Capital       Janus Aspen      Worldwide      Janus Aspen
                                         Opportunities  Appreciation      Balanced         Growth       Money Market
                                            Division      Division        Division        Division        Division
                                         -------------  ------------------------------------------------------------
Increase (decrease) in net assets
    from operations
       Net investment income (loss)      $    382,515   $    (48,631)   $  2,972,152    $  1,525,295    $    300,692
       Net realized gain (loss) on
         sales of investments                (480,744)     2,452,781       1,610,615        (723,209)             --
       Change in net unrealized
         appreciation/depreciation
         during the period                 (1,099,414)   (10,311,703)     (5,639,994)     (4,841,311)             --
                                         -------------  ------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations       (1,197,643)    (7,907,553)     (1,057,227)     (4,039,225)        300,692

Increase (decrease) in net assets from
     contract related transactions
       Contributions from
         contract holders                     566,207      5,224,474       2,864,077       5,107,312       5,305,333
       Contract terminations
         and benefits                        (745,270)    (2,551,960)     (3,362,277)       (970,131)     (2,012,219)
       Net transfers among
         investment options                    (3,450)     3,357,203       1,386,732       6,242,345      (7,913,453)
                                         ------------   ------------------------------------------------------------
Net increase (decrease) in net assets
    from contract related transactions       (182,513)     6,029,717         888,532      10,379,526      (4,620,339)
                                         ------------   ------------------------------------------------------------

Increase (decrease) in net assets          (1,380,156)    (1,877,836)       (168,695)      6,340,301      (4,319,647)

Net assets, beginning of year               6,510,980     33,872,500      29,258,096      13,242,851      12,925,399
                                         ------------   ------------------------------------------------------------

Net assets, end of year                  $  5,130,824   $ 31,994,664    $ 29,089,401    $ 19,583,152    $  8,605,752
                                         ============   ============================================================

Unit transactions
    Contributions                              44,538        207,726         173,689         247,896         480,142
    Terminations and benefits                 (58,461)      (100,390)       (218,573)        (44,977)       (182,831)
    Net transfers                              (3,854)       116,453         100,585         300,019        (733,679)
                                         ------------   ------------------------------------------------------------
Net increase (decrease) in units              (17,777)       223,789          55,701         502,938        (436,368)
                                         ============   ============================================================

See accompanying notes.

        Separate Account II of National Integrity Life Insurance Company

                          Year Ended December 31, 2000

                                                             Service Shares
                                                -----------------------------------------  ----------------------------------------
                                                Janus Aspen                  Janus Aspen                     VIP III
                                                 Aggressive    Janus Aspen    Strategic      VIP Growth      Mid Cap    MFS Emerging
                                                   Growth         Growth        Value      Service Class  Service Class    Growth
                                                Division (1)   Division (1)  Division (2)     Division       Division   Division (1)
                                                -----------------------------------------  ----------------------------------------
Increase (decrease) in net assets
    from operations
       Net investment income (loss)             $    58,169    $    3,434    $       (518) $   116,906    $   (19,199)   $   (2,904)
       Net realized gain (loss)
         on sales of investments                   (297,158)       (6,639)         (1,601)     (40,823)            --      (137,484)
       Change in net unrealized
         appreciation/depreciation
         during the period                         (541,555)     (106,421)          1,124     (661,867)       713,056        (5,997)
                                                -----------------------------------------  ----------------------------------------
Net increase (decrease) in net assets
    resulting from operations                      (780,544)     (109,626)           (995)    (585,784)       693,857      (146,385)

Increase (decrease) in net assets
    from contract related transactions
       Contributions from contract holders          735,918       354,040          84,227      985,028      1,939,561       448,957
       Contract terminations and benefits           (30,882)       (6,875)           (477)    (197,547)      (121,054)       (4,821)
       Net transfers among investment options     1,744,433       368,404         110,149    3,781,315      3,596,105       275,430
                                                -----------------------------------------  ----------------------------------------
Net increase (decrease) in net assets
    from contract related transactions            2,449,469       715,569         193,899    4,568,796      5,414,612       719,566
                                                -----------------------------------------  ----------------------------------------

Increase (decrease) in net assets                 1,668,925       605,943         192,904    3,983,012      6,108,469       573,181

Net assets, beginning of year                            --            --              --    1,036,439        883,691            --
                                                -----------------------------------------  ----------------------------------------

Net assets, end of year                         $ 1,668,925    $  605,943    $    192,904  $ 5,019,451    $ 6,992,160    $  573,181
                                                =========================================  ========================================

Unit transactions
    Contributions                                    69,801        32,877           8,837       79,642        119,534        40,543
    Terminations and benefits                        (3,446)         (698)            (50)     (14,720)        (7,365)         (493)
    Net transfers                                   150,953        36,835          11,476      318,059        220,840        20,476
                                                -----------------------------------------  ----------------------------------------
Net increase (decrease) in units                    217,308        69,014          20,263      382,981        333,009        60,526
                                                =========================================  ========================================

                                                Service Class
                                                --------------------------------------------------------
                                                 MFS Growth    MFS Mid Cap     MFS New      MFS Capital
                                                With Income       Growth      Discovery    Opportunities
                                                Division (1)   Division (1)  Division (1)   Division (1)      Total
                                                -----------------------------------------------------------------------
Increase (decrease) in net assets
    from operations
       Net investment income (loss)             $   (1,579)   $    (6,949)   $   (3,730)   $    (9,496)   $  12,307,511
       Net realized gain (loss)
         on sales of investments                      (561)       (58,466)         (161)       (63,986)          35,878
       Change in net unrealized
         appreciation/depreciation
         during the period                           7,854        (80,918)      (52,771)      (185,283)     (35,036,537)
                                                -----------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                        5,714       (146,333)      (56,662)      (258,765)     (22,693,148)

Increase (decrease) in net assets
    from contract related transactions
       Contributions from contract holders          96,613        290,084       246,429        265,447       32,442,183
       Contract terminations and benefits           (4,421)       (11,470)       (6,011)       (11,967)     (18,317,188)
       Net transfers among investment options      447,156      1,431,133       651,647      1,805,517       15,743,951
                                                -----------------------------------------------------------------------

Net increase (decrease) in net assets
    from contract related transactions             539,348      1,709,747       892,065      2,058,997       29,868,946
                                                -----------------------------------------------------------------------

Increase (decrease) in net assets                  545,062      1,563,414       835,403      1,800,232        7,175,798

Net assets, beginning of year                           --             --            --             --      197,477,970
                                                -----------------------------------------------------------------------

Net assets, end of year                         $  545,062    $ 1,563,414    $  835,403    $ 1,800,232    $ 204,653,768
                                                =======================================================================

Unit transactions
    Contributions                                    9,772         26,634        22,751         24,232
    Terminations and benefits                         (455)        (1,074)         (565)        (1,107)
    Net transfers                                   46,875        128,168        58,296        160,198
                                                ------------------------------------------------------
Net increase (decrease) in units                    56,192        153,728        80,482        183,323
                                                ======================================================

(1)   For the period May 1, 2000 (commencement of operations) to December 31,
      2000.
(2) For the period July 10, 2000 (commencement of operations) to December 31, 2000.

See accompanying notes.

        Separate Account II of National Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                          Year Ended December 31, 1999

                                                     Harris Bretall
                                       Zweig Asset     Sullivan &       Scudder      Zweig Equity    EAFE Equity    Equity 500
                                        Allocation    Smith Equity    Kemper Value   (Small Cap)        Index         Index
                                         Division   Growth Division     Division       Division        Division      Division
                                       ----------------------------------------------------------------------------------------
Increase (decrease) in net assets
    from operations
       Net investment income (loss)    $ 1,143,391    $     73,018    $ 1,496,182    $   (12,633)   $    39,974    $     (9,294)
       Net realized gain (loss) on
         sales of investments             (359,056)      1,389,404       (619,685)      (556,615)       286,549       1,767,392
       Change in net unrealized
         appreciation/depreciation
         during the period                (633,386)      1,420,716     (2,164,075)       420,994         (9,918)        631,394
                                       ----------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations       150,949       2,883,138     (1,287,578)      (148,254)       316,605       2,389,492

Increase (decrease) in net assets
    from contract related
    transactions
       Contributions from
         contract holders                  144,548       2,674,539      1,041,462        240,577        128,042       4,131,362
       Contract terminations
         and benefits                   (2,508,262)     (4,624,353)    (2,132,276)      (667,636)      (130,191)       (774,572)
       Net transfers among
         investment options               (579,462)        349,834     (1,215,352)      (750,173)         1,916       4,653,191
                                       ----------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets from contract
    related transactions                (2,943,176)     (1,599,980)    (2,306,166)    (1,177,232)          (233)      8,009,981
                                       ----------------------------------------------------------------------------------------

Increase (decrease) in net assets       (2,792,227)      1,283,158     (3,593,744)    (1,325,486)       316,372      10,399,473

Net assets, beginning of year            6,322,646      10,003,584      9,865,075      3,066,854        900,020       8,273,052
                                       ----------------------------------------------------------------------------------------

Net assets, end of year                $ 3,530,419    $ 11,286,742    $ 6,271,331    $ 1,741,368    $ 1,216,392    $ 18,672,525
                                       ========================================================================================

Unit transactions
    Contributions                            8,292          92,444         36,773         14,206         10,701         298,245
    Terminations and benefits             (148,525)       (158,215)       (79,485)       (39,445)        (9,807)        (60,981)
    Net transfers                          (34,492)          6,126        (52,350)       (45,356)         4,692         330,950
                                       ----------------------------------------------------------------------------------------
Net increase (decrease) in units          (174,725)        (59,645)       (95,062)       (70,595)         5,586         568,214
                                       ========================================================================================

                                                                                         VIP III       VIP III      Janus Aspen
                                         Small Cap     VIP Equity-      VIP II          Growth &        Growth        Capital
                                           Index          Income      Contrafund         Income     Opportunities   Appreciation
                                          Division       Division      Division         Division       Division       Division
                                       -----------------------------------------------------------------------------------------
Increase (decrease) in net assets
    from operations
       Net investment income (loss)    $   122,214    $    223,912    $    178,709    $    (6,621)   $    53,042    $   (150,974)
       Net realized gain (loss) on
         sales of investments              (26,568)        102,754         286,044        434,565        350,091         782,110
       Change in net unrealized
         appreciation/depreciation
         during the period                 649,315         (78,544)      2,200,957        173,126       (245,037)      9,908,141
                                       -----------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations       744,961         248,122       2,665,710        601,070        158,096      10,539,277

Increase (decrease) in net assets
    from contract related
    transactions
       Contributions from
         contract holders                  314,315       2,831,340       3,759,678      3,179,018      2,445,290       6,992,175
       Contract terminations
         and benefits                     (232,149)       (386,910)       (564,358)      (727,720)      (224,208)     (1,095,712)
       Net transfers among
         investment options                799,311         542,368       2,925,638      1,027,279       (513,027)      8,303,094
                                       -----------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets from contract
    related transactions                   881,477       2,986,798       6,120,958      3,478,577      1,708,055      14,199,557
                                       -----------------------------------------------------------------------------------------

Increase (decrease) in net assets        1,626,438       3,234,920       8,786,668      4,079,647      1,866,151      24,738,834

Net assets, beginning of year            3,552,183       7,111,883       8,083,614      5,444,184      4,644,829       9,133,666
                                       -----------------------------------------------------------------------------------------

Net assets, end of year                $ 5,178,621    $ 10,346,803    $ 16,870,282    $ 9,523,831    $ 6,510,980    $ 33,872,500
                                       =========================================================================================

Unit transactions
    Contributions                           35,128         236,911         279,982        237,119        188,415         365,873
    Terminations and benefits              (26,655)        (37,015)        (44,094)       (57,436)       (21,093)        (54,616)
    Net transfers                           77,118          39,971         211,119         78,418        (38,791)        419,165
                                       -----------------------------------------------------------------------------------------
Net increase (decrease) in units            85,591         239,867         447,007        258,101        128,531         730,422
                                       =========================================================================================

See accompanying notes.

        Separate Account II of National Integrity Life Insurance Company

                          Year Ended December 31, 1999

                                                                                           JPM                     Morgan Stanley
                                       Janus Aspen     Janus Aspen     Janus Aspen    International                   Emerging
                                         Balanced       Worldwide      Money Market   Opportunities     JPM Bond      Markets
                                         Division    Growth Division     Division        Division       Division   Debt Division
                                       -----------------------------------------------------------------------------------------
Increase (decrease) in net assets
    from operations
      Net investment income (loss)     $    245,966    $    (88,170)   $    255,855    $    22,880    $    80,502    $    45,634
      Net realized gain (loss)
        on sales of investments           3,251,237       3,975,158              --        172,305       (120,982)      (112,097)
      Change in net unrealized
        appreciation/depreciation
        during the period                 1,987,064       1,042,554              25         39,913        (64,108)       165,829
                                       -----------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations      5,484,267       4,929,542         255,880        235,098       (104,588)        99,366

Increase (decrease) in net assets
    from contract related
    transactions
      Contributions from
        contract holders                  4,836,174       3,174,318       6,663,298        284,653        704,085         70,253
      Contract terminations
        and benefits                    (10,567,950)       (953,278)     (6,736,667)       (52,991)      (547,187)      (162,215)
      Net transfers among
        investment options                6,419,600       1,899,665       8,349,227        162,137      2,170,774         (9,450)
                                       -----------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets from contract related
    transactions                            687,824       4,120,705       8,275,858        393,799      2,327,672       (101,412)
                                       -----------------------------------------------------------------------------------------

Increase (decrease) in net assets         6,172,091       9,050,247       8,531,738        628,897      2,223,084         (2,046)

Net assets, beginning of year            23,086,005       4,192,604       4,393,661        222,436      3,353,648        425,219
                                       -----------------------------------------------------------------------------------------

Net assets, end of year                $ 29,258,096    $ 13,242,851    $ 12,925,399    $   851,333    $ 5,576,732    $   423,173
                                       =========================================================================================

Unit transactions
    Contributions                           333,116         223,793         620,336         25,393         65,839          8,632
    Terminations and benefits              (724,925)        (61,391)       (640,433)        (4,409)       (53,254)       (18,735)
    Net transfers                           415,445         151,950         794,235         17,845        205,066         (2,099)
                                       -----------------------------------------------------------------------------------------
Net increase (decrease) in units             23,636         314,352         774,138         38,829        217,651        (12,202)
                                       =========================================================================================

                                                      Morgan Stanley    Morgan                       VIP III
                                       Morgan Stanley     U.S.         Stanley       VIP Growth      Mid Cap
                                         High Yield    Real Estate   Asian Equity  Service Class  Service Class
                                          Division      Division       Division     Division (1)   Division (1)       Total
                                       -----------------------------------------------------------------------------------------
Increase (decrease) in net assets
    from operations
      Net investment income (loss)     $   348,802    $    38,250    $   (14,488)   $    (4,032)   $     3,415    $   4,085,534
      Net realized gain (loss)
        on sales of investments            (47,222)       (92,041)     1,055,255         11,401            240       11,930,239
      Change in net unrealized
        appreciation/depreciation
        during the period                  (52,969)        14,113        201,405        149,237        118,950       15,875,696
                                       -----------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations       248,611        (39,678)     1,242,172        156,606        122,605       31,891,469

Increase (decrease) in net assets
    from contract related
    transactions
      Contributions from
        contract holders                   643,244         99,405        405,251        756,589         94,794       45,614,410
      Contract terminations
        and benefits                      (309,323)       (15,836)      (545,293)       (10,708)        (3,428)     (33,973,223)
      Net transfers among
        investment options               1,523,846        (73,256)      (183,752)       133,952        669,720       36,607,080
                                       -----------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets from contract related
    transactions                         1,857,767         10,313       (323,794)       879,833        761,086       48,248,267
                                       -----------------------------------------------------------------------------------------

Increase (decrease) in net assets        2,106,378        (29,365)       918,378      1,036,439        883,691       80,139,736

Net assets, beginning of year            3,063,641        816,870      1,382,560             --             --      117,338,234
                                       -----------------------------------------------------------------------------------------

Net assets, end of year                $ 5,170,019    $   787,505    $ 2,300,938    $ 1,036,439    $   883,691    $ 197,477,970
                                       =========================================================================================

Unit transactions
    Contributions                           59,747         10,587         38,683         72,656          9,156
    Terminations and benefits              (28,680)        (1,740)       (44,669)          (921)          (289)
    Net transfers                          142,777         (9,535)        (3,996)        13,080         57,676
                                       -----------------------------------------------------------------------
Net increase (decrease) in units           173,844           (688)        (9,982)        84,815         66,543
                                       =======================================================================

(1)   For the period June 1, 1999 (commencement of operations) to December 31,
      1999

See accompanying notes.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2000

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company ("National Integrity") established Separate Account II (the "Separate Account") on May 21, 1992 under the insurance laws of the state of New York for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("Investment Company Act"). The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which, prior to March 3, 2000, was an indirect wholly owned subsidiary of ARM Financial Group, Inc. ("ARM"). Effective March 3, 2000, Integrity and National Integrity were acquired by The Western and Southern Life Insurance Company ("W&S"). (See Note 4 of Notes to Financial Statements.)

Contract holders may allocate or transfer their account values to one or more investment divisions of the Separate Account or to one or more fixed guaranteed rate options or systematic transfer options of Integrity's Separate Account GPO. The Separate Account divisions invest in shares of the corresponding portfolios of the following funds or insurance trust funds ("Funds"): Deutsche Asset Managed VIT Funds ("Deutsche Funds"); Variable Insurance Products Fund ("VIP"), Variable Insurance Products Fund II ("VIP II"), and Variable Insurance Products Fund III ("VIP III"), part of the Fidelity Investments group of companies (collectively, "Fidelity's VIP Funds"); The Legends Fund, Inc. ("Legends Fund"); Janus Aspen Series; J.P. Morgan Series Trust II ("JPM Series"); Morgan Stanley Universal Funds, Inc. ("Morgan Stanley Universal Funds"); and MFS Variable Insurance Trust Funds ("MFS Funds"). Bankers Trust Global Asset Management Services, a unit of Bankers Trust Company, is the investment manager of the Deutsche Funds. Fidelity Management and Research Company serves as investment adviser to Fidelity's VIP Funds. Integrity Capital Advisors, Inc., a wholly owned subsidiary of ARM, was the investment adviser of the Legends Fund until March 3, 2000, when it was changed to Touchstone Advisors, Inc. ("Touchstone Advisors"). Touchstone Advisors is a wholly owned subsidiary of W&S. Janus Capital Corporation serves as investment adviser to the Janus Aspen Series. J.P. Morgan Investment Management Inc. is the investment adviser to the JPM Series. Morgan Stanley Dean Witter Asset Management Inc. ("MSDW") serves as investment adviser

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

to the Morgan Stanley Universal Funds except for Morgan Stanley High Yield Portfolio, for which Miller Anderson & Sherrerd, LLP serves as investment adviser. MSDW is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. ("Morgan Stanley"). Massachusetts Financial Services Company ("MFS") is the investment adviser to the MFS Funds.

Effective November 1, 2000 shareholders of the Legends Fund approved new sub-advisory agreements for these Portfolios between Touchstone Advisors and three new sub-advisors. The new names of each Portfolio and their respective new Sub-Advisers are as follows:

-------------------------------------------------------------------------------------------------------
             Portfolio                        New Portfolio Name                    New Sub-Adviser
-------------------------------------------------------------------------------------------------------
Scudder Kemper Value Portfolio        Third Avenue Value Portfolio         EQSF Advisers, Inc.
Zweig Asset Allocation Portfolio      Gabelli Large Cap Value Portfolio    Gabelli Asset Management Co.
Zweig Equity Portfolio                Baron Small Cap Portfolio            BAMCO, Inc.
-------------------------------------------------------------------------------------------------------

The contract holder's account value in a Separate Account division will vary depending on the performance of the corresponding portfolio. The Separate Account currently has thirty-one investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Set forth below is a summary of the investment objectives of the portfolios of the Funds.

      Gabelli Large Cap Value Portfolio seeks long term capital appreciation. It is a diversified portfolio that invests primarily in common stocks of large, well known, widely-held, high-quality companies that have a market capitalization greater than $5 billion, generally referred to as "Blue Chip" companies. The sub-adviser is Gabelli Asset Management Company.

      Harris Bretall Sullivan & Smith Equity Growth Portfolio seeks long-term capital appreciation. It invests primarily in stocks of established companies with proven records of superior and consistent earnings growth. In selecting equity securities for the Portfolio, the sub-adviser looks for successful companies that have exhibited superior growth in revenues and earnings, strong product lines and proven management ability over a variety of business cycles. The Portfolio may invest all or a portion of its assets in cash and cash equivalents if the sub-adviser considers the equities markets to be overvalued. Harris Bretall Sullivan & Smith, LLC is the sub-adviser to the Portfolio.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

      Third Avenue Value Portfolio seeks long-term capital appreciation. It is a non-diversified portfolio that seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the sub-adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stock and debt instruments, that the sub-adviser believes are undervalued. The sub-adviser is EQSF Advisors, Inc.

      Baron Small Cap Value Portfolio seeks long-term capital appreciation. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of smaller companies with market values under $2 billion selected for their capital appreciation potential. The sub-adviser seeks securities that it believes have (1) favorable price to value characteristics based on the sub-adviser's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years. The sub-adviser to the Portfolio is BAMCO, Inc.

      EAFE Equity Index Portfolio seeks to replicate as closely as possible (before expenses are deducted) the total return of the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index, a capitalization-weighted index of the common stock of approximately 1,100 companies located outside the United States. The Portfolio invests primarily in a statistically selected sample of the common stocks that comprise the EAFE Index that are determined to represent the industry diversification of the entire EAFE Index. Bankers Trust Global Asset Management Services is the investment adviser to the Portfolio.

      Equity 500 Index Portfolio seeks to replicate (before expenses are deducted) the total return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index used to portray the performance of the common stock of 500 large U.S. companies. The Portfolio invests primarily in a statistically selected sample of the common stocks of companies that comprise the S&P 500 that are determined to represent the industry diversification of the entire S&P 500. Bankers Trust Global Asset Management Services is the investment adviser to the Portfolio.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

      Small Cap Index Portfolio seeks to replicate, as closely as possible (before expenses are deducted), the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index used to portray the performance of common stock of 2000 small U.S. companies. The Portfolio invests primarily in a statistically selected sample of the common stocks of companies that comprise the Russell 2000 Index that are determined to represent the industry diversification of the entire Russell 2000 Index. Bankers Trust Global Asset Management Services is the investment adviser to the Portfolio.

      JPM International Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities by taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection. J.P. Morgan Investment Management Inc. is the investment adviser to the Portfolio.

      JPM Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective. J.P. Morgan Investment Management Inc. is the investment adviser to the Portfolio.

      Morgan Stanley Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. MSDW serves as the investment adviser to the Portfolio.

      Morgan Stanley High Yield Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities of both U.S. and non-U.S. issuers. The adviser may also invest in other fixed income securities, including U.S. government securities, investment grade corporate bonds, mortgage securities and derivatives. High yield securities are rated below investment grade and are commonly referred to as "junk bonds." The Portfolio's average weighted maturity will usually be greater than five years. Miller Anderson & Sherrerd, LLP serves as the investment adviser to the Portfolio.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

      Morgan Stanley U.S. Real Estate Portfolio seeks above-average current income and long-term capital appreciation by investing primarily in equity securities of U.S. and non-U.S. companies in the U.S. real estate industry, including real estate investment trusts ("REITs") and real estate operating companies. MSDW serves as the investment adviser to the Portfolio.

      Morgan Stanley Asian Equity Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of Asian issuers (excluding Japan). The adviser employs a disciplined, value-oriented approach to security selection, focusing on larger companies with strong management teams. The adviser evaluates top-down country risk factors and opportunities when determining position sizes and overall exposure to individual markets. MSDW serves as the investment adviser to the Portfolio.

      VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income producing equity securities, with the potential for capital appreciation as a consideration. The Portfolio seeks a yield which exceeds the composite yield on the securities comprising the S&P 500. It normally invests at least 65% of its assets in income-producing equity securities. Fidelity Management and Research Company serves as the investment adviser to the Portfolio.

      VIP II Contrafund Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in common stocks and in securities whose value the sub-adviser believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry. Fidelity Management and Research Company serves as the investment adviser to the Portfolio.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

      VIP III Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation by investing mainly in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. Fidelity Management and Research Company serves as the investment adviser to the Portfolio.

      VIP III Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks. The Portfolio may also invest in other types of securities, including bonds which may be lower-quality debt securities. Fidelity Management and Research Company serves as the investment adviser to the Portfolio.

      Janus Aspen Capital Appreciation Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks of issuers selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller emerging growth companies. Janus Capital Corporation serves as the investment adviser to the Portfolio.

      Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with capital preservation and balanced by current income. It is a diversified portfolio that pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income securities. Janus Capital Corporation serves as the investment adviser to the Portfolio.

      Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at any time invest in fewer than five countries or even in a single country. Janus Capital Corporation serves as the investment adviser to the Portfolio.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

      Janus Aspen Money Market Portfolio seeks maximum current income to the extent it is consistent with stability of capital. There is no guarantee that the Portfolio will meet its investment goal or be able to maintain a stable net asset value of $1.00 per share. The Portfolio invests in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital Corporation, the Portfolio's investment adviser. The Portfolio may invest only in United States dollar-denominated instruments that have a remaining maturity of 397 days or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. Janus Capital Corporation serves as the investment adviser to the Portfolio.

      Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index. Janus Capital Corporation serves as the investment adviser to the Portfolio.

      Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies. Janus Capital Corporation serves as the investment adviser to the Portfolio.

      Janus Aspen Strategic Value Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks with the potential for long-term growth using a "value" approach. The "value" approach the adviser uses emphasizes investments in companies undervalued relative to their intrinsic worth. Janus Capital Corporation serves as the investment adviser to the Portfolio.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

      VIP Growth Portfolio seeks capital appreciation through investing in companies believed to have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks. Fidelity Management and Research Company serves as the investment adviser to the Portfolio.

      VIP III Mid Cap Portfolio invests primarily in common stocks. The Portfolio normally invests at least 65% in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy. Fidelity Management and Research Company serves as the investment advisor to the Portfolio.

      MFS Emerging Growth Portfolio seeks long term growth of capital by investing at least 65% of its total assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. MFS serves as the investment adviser to the Portfolio.

      MFS Growth With Income Portfolio seeks to provide reasonable current income and long-term growth of capital and income by investing at least 65% of its total assets in common stocks and related securities. It generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio also seeks to generate gross income equal to approximately 90% of the dividend yield on the S&P 500. MFS serves as the investment adviser to the Portfolio.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

      MFS Mid Cap Growth Portfolio seeks long term growth of capital by investing at least 65% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 65% investment policy. MFS serves as the investment adviser to the Portfolio.

      MFS New Discovery Portfolio seeks capital appreciation by investing at least 65% of its total assets in common stocks and related securities of emerging growth companies. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. MFS serves as the investment adviser to the Portfolio.

      MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its total assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. MFS serves as the investment adviser to the Portfolio.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investments

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares are determined based on the identified cost basis.

Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, new premium deposits or withdrawals, and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Separate Account.

Taxes

Operations of the Separate Account are included in the income tax return of National Integrity which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during 2000 and the cost of shares held at December 31, 2000 for each division were as follows:

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

Investments (continued)

                         Division                               Purchases            Sales             Cost
---------------------------------------------------------------------------------------------------------------
     Gabelli Large Cap Value                                    $ 3,243,699       $ 4,415,625     $  2,166,581
     Harris Bretall Sullivan & Smith Equity Growth                7,269,851         2,187,883       14,353,614
     Third Avenue Value                                           3,969,171         4,559,626        5,601,010
     Baron Small Cap Value                                          891,665           663,342        1,951,954
     EAFE Equity Index                                           31,342,334        31,754,061          782,336
     Equity 500 Index                                            17,955,492        17,876,241       18,141,999
     Small Cap Index                                              7,726,899         6,675,494        6,001,065
     JPM International Opportunities                             32,194,239        32,519,858          628,787
     JPM Bond                                                    16,070,814        16,117,776        5,744,207
     Morgan Stanley Emerging Markets Debt                           942,121           557,711          851,194
     Morgan Stanley High Yield                                    5,341,064         5,264,762        5,177,045
     Morgan Stanley U.S. Real Estate                                582,082           513,571          930,868
     Morgan Stanley Asian Equity                                 38,501,043        38,772,464        1,195,487
Initial Class:
     VIP Equity-Income                                            5,864,539         8,547,109        7,420,924
     VIP II Contrafund                                            5,726,071         2,345,746       16,894,185
     VIP III Growth & Income                                      6,003,791         5,667,210        9,086,017
     VIP III Growth Opportunities                                 6,658,583         6,458,098        5,932,924
Institutional Shares:
     Janus Aspen Capital Appreciation                            10,678,702         4,699,091       30,223,203
     Janus Aspen Balanced                                         8,375,992         4,506,649       28,166,628
     Janus Aspen Worldwide Growth                                35,505,884        23,595,416       23,117,987
     Janus Aspen Money Market                                    96,652,750       100,975,541        8,603,275
Service Shares:
     Janus Aspen Aggressive Growth                                4,397,647         1,890,019        2,210,470
     Janus Aspen Growth                                             803,735            84,544          712,552
     Janus Aspen Strategic Value                                    231,041            37,588          191,852
Service Class:
     VIP Growth                                                   6,320,828         1,637,765        5,529,803
     VIP III Mid Cap                                              8,054,069         2,660,413        6,158,485
     MFS Emerging Growth                                          2,444,750         1,728,552          578,714
     MFS Growth With Income                                         574,564            36,768          537,235
     MFS Mid Cap Growth                                           3,716,174         2,013,500        1,644,208
     MFS New Discovery                                            1,140,806           253,196          887,449
     MFS Capital Opportunities                                    3,756,665         1,707,809        1,984,870
                                                                                                  ------------
                                                                                                  $213,406,928
                                                                                                  ============

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

3. Expenses

National Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate of 1.20% and 0.15% of net assets, respectively, to cover these risks and expenses. In addition, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract).

4. Events Relating to National Integrity, Integrity and ARM

On July 29, 1999, ARM announced that it was restructuring its institutional business and positioning its retail business and technology operations for the sale of ARM or its businesses or its assets. On December 17, 1999, ARM announced that it had signed a definitive agreement whereby W&S would acquire ARM's insurance subsidiaries, Integrity and National Integrity. The transaction closed on March 3, 2000.

W&S is part of the Western-Southern Enterprise, a financial services group which also includes Western-Southern Life Assurance Company, Columbus Life Insurance Company, Touchstone Advisors, Inc., Fort Washington Investment Advisors, Inc., Todd Investment Advisors, Inc., Countrywide Financial Services, Capital Analysts Incorporated and Eagle Realty Group, Inc. Assets owned or under management by the group exceed $20 billion. W&S is rated A++ (Superior) by A.M. Best, AAA (Highest) by Duff & Phelps, AAA (Extremely Strong) by Standard & Poor's, and Aa2 (Excellent) by Moody's.

                              Financial Statements,
                                (Statutory Basis)

                             National Integrity Life
                                Insurance Company

                     Years Ended December 31, 2000 and 1999
                      with Report of Independent Auditors

                    National Integrity Life Insurance Company

                              Financial Statements,
                                (Statutory Basis)

                     Years Ended December 31, 2000 and 1999




                                    Contents

Report of Independent Auditors................................................1

Audited Financial Statements

Balance Sheets (Statutory Basis)..............................................2
Statements of Operations (Statutory Basis)....................................4
Statements of Changes in Capital and Surplus (Statutory Basis)................5
Statements of Cash Flows (Statutory Basis)....................................6
Notes to Financial Statements (Statutory Basis)...............................8

                         Report of Independent Auditors

Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of National Integrity Life Insurance Company as of December 31, 2000 and 1999, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of National Integrity Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

                                                               /s/ Ernst & Young
April 6, 2001

                    National Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)

                                                                December 31,
                                                            2000         1999
                                                        ------------------------
                                                              (In thousands)
Admitted assets
Cash and invested assets:
     Bonds                                               $  338,356   $  345,374
     Preferred stocks                                         9,740        9,740
     Mortgage loans                                           1,600        2,350
     Policy loans                                            31,269       29,246
     Cash and short-term investments                         16,627      110,583
     Receivable for securities                                  395        1,826
     Other invested assets                                    3,766        3,776
                                                         -----------------------
Total cash and invested assets                              401,753      502,895

Separate account assets                                     945,292      841,835
Accrued investment income                                     7,654        9,618
Receivable from parent, subsidiaries and affiliates          32,544           --
Other admitted assets                                         5,521        2,840
                                                         -----------------------
Total admitted assets                                    $1,392,764   $1,357,188
                                                         =======================

                                                             December 31,
                                                         2000           1999
                                                     --------------------------
                                                           (In thousands)
Liabilities and capital and surplus
Liabilities:
     Policy and contract liabilities:
         Life and annuity reserves                   $   399,811    $   460,159
         Unpaid claims                                        50             50
         Deposits on policies to be issued                   292          1,067
                                                     --------------------------
     Total policy and contract liabilities               400,153        461,276

     Separate account liabilities                        920,292        841,835
     Accounts payable and accrued expenses                   447            339
     Transfers from separate accounts due, net            (9,456)       (14,732)
     Reinsurance balances payable                            322            334
     Asset valuation reserve                               4,982          3,526
     Interest maintenance reserve                             --          7,884
     Other liabilities                                     3,602          1,547
                                                     --------------------------
Total liabilities                                      1,320,342      1,302,009

Capital and surplus:
     Common stock, $10 par value, 200,000 shares
         authorized, issued and outstanding                2,000          2,000
     Paid-in surplus                                     101,069         59,244
     Unassigned deficit                                  (30,647)        (6,065)
                                                     --------------------------
Total capital and surplus                                 72,422         55,179
                                                     --------------------------
Total liabilities and capital and surplus            $ 1,392,764    $ 1,357,188
                                                     ==========================

See accompanying notes.

                    National Integrity Life Insurance Company

                   Statements of Operations (Statutory Basis)

                                                               Year Ended December 31,
                                                                 2000          1999
                                                                   (In thousands)
                                                               ----------------------
Premiums and other revenues:
     Premiums and annuity considerations                       $  13,052    $  13,615
     Deposit-type funds                                          182,834      137,690
     Net investment income                                        32,564       39,019
     Amortization of the interest maintenance reserve                682        1,127
     Separate account net gains (losses) from operations
         (excluding unrealized gains and losses)                    (496)      14,800
     Reserve adjustments on reinsurance ceded                     (2,112)      78,722
     Fees from management of separate account mutual funds         8,169        8,103
     Surrender charges                                             1,705        3,282
     Other revenues                                                2,206        5,015
                                                               ----------------------
Total premiums and other revenues                                238,604      301,373

Benefits paid or provided:
     Death benefits                                                  566          961
     Annuity benefits                                             22,387       20,560
     Surrender benefits                                          163,492      221,211
     Payments on supplementary contracts                           2,060        1,812
     Increase (decrease) in insurance and annuity reserves       (61,166)      22,961
     Other benefits                                                   56           93
                                                               ----------------------
Total benefits paid or provided                                  127,395      267,598

Insurance and other expenses:
     Commissions                                                  14,993       17,791
     General expenses                                              6,977        7,393
     Taxes, licenses and fees                                        602          795
     Net transfers to separate accounts                           97,728          213
     Other expenses                                                1,128          643
                                                               ----------------------
Total insurance and other expenses                               121,428       26,835
                                                               ----------------------
Gain (loss) from operations before federal income taxes
     and net realized capital gains (losses)                     (10,219)       6,940

Federal income tax benefit                                        (1,002)      (5,113)
                                                               ----------------------
Gain (loss) from operations before net realized
     capital gains (losses)                                       (9,217)      12,053

Net realized capital losses, excluding realized
     capital gains (losses) net of tax transferred to the
     interest maintenance reserve (2000-$(8,874); 1999-$567)          --       (1,255)
                                                               ----------------------
Net income (loss)                                              $  (9,217)   $  10,798
                                                               ======================

See accompanying notes.

                    National Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2000 and 1999

                                                                           Special   Unassigned      Total
                                                  Common      Paid-In      Surplus     Surplus    Capital and
                                                   Stock      Surplus       Funds     (Deficit)     Surplus
                                               --------------------------------------------------------------
                                                                       (In thousands)
Balance, January 1, 1999                        $   2,000    $  59,244    $     750   $  (2,491)   $  59,503
Net income                                                                               10,798       10,798
Increase in asset
    valuation reserve                                                                      (322)        (322)
Release of special surplus funds                                               (750)        750           --
Change in surplus in
    separate accounts                                                                   (14,800)     (14,800)
                                               --------------------------------------------------------------
Balance, December 31, 1999                          2,000       59,244           --      (6,065)      55,179

Net loss                                                                                 (9,217)      (9,217)
Change in nonadmitted assets and
    related items                                                                       (13,482)     (13,482)
Change in reserve (change in valuation basis)                                              (923)        (923)
Increase in asset
    valuation reserve                                                                    (1,456)      (1,456)
Change in surplus in
    separate accounts                                                                       496          496
Capital contribution                                            41,825                                41,825
                                               --------------------------------------------------------------
Balance, December 31, 2000                      $   2,000    $ 101,069    $      --   $ (30,647)   $  72,422
                                               ==============================================================

See accompanying notes.

                    National Integrity Life Insurance Company

                   Statements of Cash Flows (Statutory Basis)


                                                            Year Ended December 31,
                                                              2000         1999
                                                            ----------------------
                                                               (In thousands)
Operations:
     Premiums, policy proceeds, and other
         considerations received                            $ 195,886    $ 151,305
     Net investment income received                            33,542       33,836
     Commission and expense allowances received (paid) on
         reinsurance ceded                                       (629)      83,164
     Benefits paid                                           (188,561)    (244,637)
     Insurance expenses paid                                  (22,464)     (25,653)
     Other income received, net of other expenses paid          9,363       11,458
     Net transfers from (to) separate accounts               (129,266)      12,352
     Federal income taxes recovered                                --        2,441
                                                            ----------------------
Net cash provided by (used in) operations                    (102,129)      24,266

Investment activities:
Proceeds from sales, maturities, or repayments
     of investments:
         Bonds                                                 66,874       95,849
         Mortgage loans                                           750          485
         Net gains on cash and short-term investments               1            8
                                                            ----------------------
Total investment proceeds                                      67,625       96,342
Taxes paid on capital gains                                        --       (1,407)
                                                            ----------------------
Net proceeds from sales, maturities, or repayments
     of investments                                            67,625       94,935

Cost of investments acquired:
     Bonds                                                     67,746       80,974
                                                            ----------------------
Total cost of investments acquired                             67,746       80,974
Net increase in policy loans and premium notes                  2,023        2,551
                                                            ----------------------
Net cash provided by (used in) investment activities           (2,144)      11,410

                    National Integrity Life Insurance Company

                                                             Year Ended December 31,
                                                                2000         1999
                                                             ----------------------
                                                                 (In thousands)
Financing and miscellaneous activities:
Other cash provided:
     Other sources                                               3,564        2,311
     Capital and surplus paid-in                                41,825           --
                                                             ----------------------
Total other cash provided                                       45,389        2,311
                                                             ----------------------

Other cash applied:
     Other applications, net                                    35,072        6,287
                                                             ----------------------
Total other cash applied                                        35,072        6,287
                                                             ----------------------
Net cash provided by (used in) financing and
     miscellaneous activities                                   10,317       (3,976)
                                                             ----------------------

Net increase (decrease) in cash and short-term investments     (93,956)      31,700

Cash and short-term investments at beginning of year           110,583       78,883
                                                             ----------------------
Cash and short-term investments at end of year               $  16,627    $ 110,583
                                                             ======================

See accompanying notes.

                    National Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                                December 31, 2000

1. Organization and Accounting Policies

Organization

National Integrity Life Insurance Company (the "Company") is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which is an indirect wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.

On March 3, 2000, W&S acquired the Company and Integrity from ARM Financial Group, Inc. ("ARM") pursuant to a purchase agreement dated December 17, 1999 ("Purchase Agreement"). Under the terms of the Purchase Agreement, the purchase price of $119.3 million was placed into a recoverable escrow account and is subject to a number of downward price adjustments. These price adjustments relate primarily to an indemnification of losses from the sales or deemed sales of certain securities owned by the Company and Integrity. As of December 31, 2000, the Company has recovered $11.8 million from the escrow account related to the sales of these securities. Such recoveries were recorded as capital contributions.

Subsequent to March 3, 2000, the Company and Integrity have been assigned an AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AAA (Highest) for claims paying ability from Duff & Phelps', A (Excellent) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Such practices vary from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

Investments

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the

                    National Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

1. Organization and Accounting Policies (continued)

Investments

remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. Under GAAP, a valuation allowance would be provided when there has been a decline in value deemed other than temporary, in which case, the provision for such decline would be charged to earnings.

Policy Acquisition Costs

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

Nonadmitted Assets

Certain assets designated as "nonadmitted," principally negative IMR on the separate account that is not offset by positive IMR on the general account, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

                    National Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

Premiums and Benefits

Revenues include premiums and deposits received and benefits include death benefits paid and the change in policy reserves. Under GAAP, such premiums and deposits received would be accounted for as a deposit liability and therefore not recognized as premium revenue; benefits paid equal to the policy account value would be accounted for as a return of deposit instead of benefit expense.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Federal Income Taxes

Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

Guaranty Fund Assessments

Guaranty fund assessments are accrued when the Company received notice that an assessment is payable. Under GAAP, guaranty fund assessments would be accrued at the time the events occur on which assessments are expected to be based.

Statements of Cash Flows

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalent include cash balances and investments with initial

                    National Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

                                                                                        Year Ended December 31,
                                                                                           2000        1999
                                                                                         --------------------
                                                                                           (In thousands)

Net income (loss) as reported in the accompanying
  statutory basis financial statements
                                                                                         $ (9,217)   $ 10,798
Deferred policy acquisition costs, net of amortization                                     10,555       4,073
Adjustments to customer deposits                                                           13,504      (2,613)
Adjustments to invested asset carrying values at acquisition date                           3,210          19
Amortization of value of insurance in force                                                    --        (831)
Amortization of interest maintenance reserve                                                 (540)     (1,127)
Amortization of goodwill                                                                     (622)         --
Adjustments for realized investment (losses)                                                 (297)     (1,106)
Adjustments for federal income tax expense                                                     --      (8,084)
Other                                                                                     (17,438)     (2,629)
                                                                                         --------------------

Net loss, GAAP basis                                                                     $   (845)   $ (1,500)
                                                                                         ====================

                    National Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

                                                                                        Year Ended December 31,
                                                                                           2000        1999
                                                                                         --------------------
                                                                                           (In thousands)

Capital and surplus as reported in the accompanying
  statutory basis financial statements
                                                                                         $ 72,422    $ 55,179
Adjustments to customer deposits                                                          (31,543)    (28,245)
Adjustments to invested asset carrying values at
  acquisition date                                                                        (44,360)     (1,231)
Asset valuation reserve and interest maintenance reserve                                    4,982      11,410
Value of insurance in force                                                                    --       3,702
Goodwill                                                                                   29,231          --
Deferred policy acquisition costs                                                          10,555      48,063
Net unrealized losses on available-for-sale securities                                     (3,810)    (48,105)
Other                                                                                        (308)     (5,378)
                                                                                         --------------------
Shareholder's equity, GAAP basis                                                         $ 37,169    $ 35,395
                                                                                         ====================

Other significant accounting practices are as follows:

Investments

Bonds, preferred stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

        Bonds and short-term investments are reported at cost or amortized cost. The discount or premium on bonds is amortized using the interest method. For loan-backed bonds and structured securities, anticipated prepayments are considered when determining the amortization of discount or premium. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

        Preferred stocks are reported at cost.

        Short-term investments include investments with maturities of less than one year at the date of acquisition.

                    National Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

Mortgage loans and policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks and mortgage loans are credited or charged directly to unassigned surplus.

Benefits

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the New York Insurance Department. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC.

Reinsurance

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and expenses, and the reserves for policy and contract liabilities are reported net, rather than gross, of reinsured amounts.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of variable annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity

                    National Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

involving cashflows, such as premiums and benefits, are reported in the accompanying financial statements of income in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of income as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Permitted Statutory Accounting Practices

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Department of Insurance. Currently, "prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the NAIC's Accounting Practices and Procedures Manual and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

                    National Integrity Life Insurance Company

3. Investments

The cost or amortized cost and the fair value of investments in bonds are summarized as follows:

                                          Cost or      Gross     Gross
                                         Amortized  Unrealized Unrealized
                                            Cost       Gains     Losses   Fair Value
                                        --------------------------------------------
                                                      (In thousands)
At December 31, 2000:
     Mortgage-backed securities           $113,067   $      8   $     --   $113,075
     Corporate securities                  153,289         --     12,488    140,801
     Asset-backed securities                30,169         --         --     30,169
     U.S. Treasury securities and
         obligations of U.S. government
         agencies                           19,171        149         --     19,320
     Foreign governments                    16,940         --      2,780     14,160
     States and political subdivisions       5,720         --         --      5,720
                                        --------------------------------------------

Total bonds                               $338,356   $    157   $ 15,268   $323,245
                                        ============================================

At December 31, 1999:
     Mortgage-backed securities           $120,317   $      8   $      4   $120,321
     Corporate securities                  182,138         15     11,959    170,194
     Asset-backed securities                22,877         --         --     22,877
     U.S. Treasury securities and
         obligations of U.S. government
         agencies                            3,229          1        199      3,031
     Foreign governments                    16,813         94      1,886     15,021
                                        --------------------------------------------

Total bonds                               $345,374   $    118   $ 14,048   $331,444
                                        ============================================

Fair values are based on published quotations of the Securities Valuation Office of the NAIC. Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace. However, for certain investments for which the NAIC does not provide a value, the Company uses the amortized cost amount as a substitute for fair value in accordance with prescribed guidance. As of December 31, 2000 and 1999, the fair value of investments in bonds includes $226.8 million and $242.4 million, respectively, of bonds that were valued at amortized cost.

                    National Integrity Life Insurance Company

3. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company's investments in bonds at December 31, 2000, by contractual maturity, is as follows:

                                                            Cost or
                                                           Amortized
                                                              Cost   Fair Value
                                                        ------------------------
                                                             (In thousands)
Years to maturity:
    One or less                                           $  7,296    $  7,313
    After one through five                                  44,147      43,684
    After five through ten                                  28,282      28,396
    After ten                                              115,395     100,608
    Asset-backed securities                                 30,169      30,169
    Mortgage-backed securities                             113,067     113,075
                                                        ------------------------
Total                                                     $338,356    $323,245
                                                        =======================

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their life.

Proceeds from the sales of investments in bonds during 2000 and 1999 were $66.9 million and $40.7 million; gross gains of $258,524 and $1.4 million, and gross losses of $9.1 million and $2.8 million were realized on those sales, respectively.

                    National Integrity Life Insurance Company

3. Investments (continued)

At December 31, 2000 and 1999, bonds with an admitted asset value of $1,231,000 and $1,220,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The Company's mortgage loan portfolio is primarily comprised of agricultural loans. The Company has made no new investments in mortgage loans since 1988. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2000, the Company held no mortgages with interest more than one year past due. During 2000, excluding interest rates on adjustable rate mortgages, no interest rates of outstanding mortgage loans were reduced. No amounts have been advanced by the Company.

Major categories of the Company's net investment income are summarized as follows:

                                                           Year Ended December 31,
                                                              2000        1999
                                                            --------------------
                                                              (In thousands)
Income:
    Bonds                                                   $ 26,011    $ 29,956
    Preferred stocks                                             796         796
    Mortgage loans                                               139         219
    Policy loans                                               2,400       2,238
    Cash and short-term investments                            3,487       6,218
    Other                                                        282         320
                                                            --------------------
Total investment income                                       33,115      39,747

Investment expenses                                             (551)       (725)
Interest expense on repurchase agreements                         --          (3)
                                                            --------------------

Net investment income                                       $ 32,564    $ 39,019
                                                            ====================

                    National Integrity Life Insurance Company

4. Reinsurance

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements substantially all mortality risks associated with single premium endowment and variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                           Year Ended December 31,
                                                              2000        1999
                                                            --------------------
                                                              (In thousands)
Direct premiums and amounts assessed against
  policyholders                                             $187,623    $229,228
Reinsurance assumed                                            9,243      10,640
Reinsurance ceded                                               (980)    (88,563)
                                                            --------------------
Net premiums, annuity considerations and deposit-type
  funds                                                     $195,886    $151,305
                                                            ====================

                    National Integrity Life Insurance Company

5. Federal Income Taxes

The Company files a consolidated return with Integrity. The method of allocation between the companies is based on separate return calculations with current benefit taken for the use of the Company's losses and credits in the consolidated return.

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                                 Year Ended December 31,
                                                                    2000        1999
                                                                  --------------------
                                                                    (In thousands)

Federal income tax expense (benefit) computed at
  statutory rate                                                  $ (3,577)   $  2,429

Amortization of value of insurance in force                           (490)       (490)
Adjustment to statutory reserves for tax purposes                    4,052      (1,277)
Tax on separate account income                                         174      (5,180)
Bond discount accrual                                                 (482)       (450)
Deferred acquisition costs recorded for tax purposes                    89         165
Amortization of interest maintenance reserve                          (239)       (394)
Other                                                                 (529)         84
                                                                  --------------------
Federal income tax benefit                                        $ (1,002)   $ (5,113)
                                                                  ====================

The Company made no tax payments in 2000 and 1999.

                    National Integrity Life Insurance Company

6. Surplus

The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution.

Life/health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2000 and 1999, the Company meets the RBC requirements.

                    National Integrity Life Insurance Company

7. Annuity Reserves

At December 31, 2000, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                       Amount     Percent
                                                                      ---------------------
                                                                         (In thousands)
At December 31, 2000:
   Subject of discretionary withdrawal (with adjustment):
      With market value adjustment                                  $  383,599        31.4%
      At book value less surrender charge of 5% or more                120,146         9.8%
      At market value                                                  526,311        43.0%
                                                                    ----------------------
   Total with adjustment or at market value                          1,030,056        84.2%
   Subject to discretionary withdrawal (without adjustment)
     at book value less surrender charge of 5% or more                 125,701        10.3%
   Not subject to discretionary withdrawal                              66,809         5.5%
                                                                    ----------------------
   Total annuity reserves and deposit fund liabilities
     (before reinsurance)                                            1,222,566       100.0%
                                                                                ==========
   Less reinsurance ceded                                                   --
                                                                    ----------
Net annuity reserves and deposit fund liabilities                   $1,222,566
                                                                    ==========

                    National Integrity Life Insurance Company

8. Separate Accounts

The Company's guaranteed separate accounts include non-indexed products and options (i.e., guaranteed rate options). The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity products.

The Company's nonguaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2000 is as follows:

                                                          *Nonindexed  Nonguaranteed
                                                           Guaranteed     Separate
                                                          More than 4%    Accounts         Total
                                                         ------------------------------------------
                                                                       (In thousands)
Premiums, deposits and other considerations              $    124,835   $     37,889   $    162,724
                                                         ==========================================

Reserves for separate accounts with assets at
   fair value                                            $    383,599   $    526,390   $    909,989
                                                         ==========================================

Reserves for separate accounts by withdrawal
   characteristics:
      Subject to discretionary withdrawal (with
         adjustment):
              With market value adjustment               $    383,599   $         --   $    383,599
              At book value without market value
                 adjustment and with current surrender
                  charge of 5% or more                             --             --             --
              At market value                                      --        526,390        526,390
                                                         ------------------------------------------
       Total with adjustment or at market value               383,599        526,390        909,989
       Not subject to discretionary withdrawal                     --             --             --
                                                         ------------------------------------------

Total separate accounts reserves                         $    383,599   $    526,390   $    909,989
                                                         ==========================================

* Separate accounts with guarantees.

                    National Integrity Life Insurance Company

8. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the years ended December 31, 2000 and 1999 is presented below:

                                                                     2000        1999
                                                                  ----------------------
                                                                      (In thousands)
Transfers as reported in the Summary of Operations of
   the Separate Accounts Statement:
       Transfers to separate accounts                              $162,724    $ 71,521
       Transfers from separate accounts                             (65,186)    (71,472)
                                                                  ----------------------
Net transfers to separate accounts                                   97,538          49

Reconciling adjustments:
    Other revenues                                                      190         164
                                                                  ----------------------

Transfers as reported in the Summary of Operations                 $ 97,728    $    213
                                                                  ======================

9. Fair Values of Financial Instruments

Statement of Financial Accounting Standards ("SFAS") No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosures of fair value information about all financial instruments, including insurance liabilities classified as investment contracts, unless specifically exempted. The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the aggregate fair value amounts presented do not necessarily represent the underlying value of such instruments. For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                    National Integrity Life Insurance Company

9. Fair Values of Financial Instruments (continued)

                                                     December 31, 2000     December 31, 1999
                                                   --------------------   -------------------
                                                    Carrying     Fair     Carrying    Fair
                                                     Amount     Value      Amount     Value
                                                   --------------------   -------------------
                                                                (In thousands)
Assets:
    Bonds                                           $338,356   $291,584   $345,374   $290,545
    Preferred stocks                                   9,740      8,342      9,740      7,680
    Mortgage loans                                     1,600      1,600      2,350      2,350
    Cash and short-term investments                   16,627     16,627    110,583    110,583
    Separate account assets                          945,292    945,292    841,835    841,835

Liabilities:
    Life and annuity reserves for
       investment-type contracts                    $319,590   $309,252   $382,394   $378,233
    Separate accounts annuity reserves
                                                     909,910    767,921    826,862    826,164

Bonds and Preferred Stocks

Fair values for bonds and preferred stocks are based on quoted market prices where available. For bonds and preferred stocks for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

Mortgage Loans, Cash and  Short-term Investments and Separate account assets

The carrying amounts of mortgage loans, cash and short-term investments and separate account assets approximate their fair value.

Life and Annuity Reserves for Investment-Type Contracts

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair values of deposit fund liabilities and the remaining annuity reserves are based on the cash surrender value of the underlying contracts.

                    National Integrity Life Insurance Company

9. Fair Values of Financial Instruments (continued)

Separate Account Annuity Reserves

The fair value of separate accounts annuity reserves for investment-type products equals the cash surrender values.

10. Related Party Transactions

During 2000, the Company recorded a $41.8 million capital contribution from Integrity.

On March 3, 2000, W&S began performing certain administrative and special services for Integrity and the Company to assist with its business operations. The services include tax compliance and reporting; payroll functions; administrative support services; and investment functions. Before March 3, 2000, certain administrative and special services were provided to the Company through Administrative and Investment Services agreements with ARM, the Company's former parent company. During 2000, the Company paid $0.8 million and $6.0 million to ARM and Integrity, respectively, for charges for services in accordance with the requirements of applicable law and regulations.

11. Concentration of Credit Risk

At December 31, 2000, the Company held unrated or less-than-investment grade bonds of $33.9 million with an aggregate fair value of $17.0 million. Those holdings amounted to 10% of the Company's investments in bonds and less than 3% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

12. Direct Premiums Written by Managing General Agents/Third Party
    Administrators

        The Company issued business through the following managing general agents in 2000:

                                                                                                            Total
                                                Exclusive        Type of             Authority             Premiums
     Name and Address                EIN        Contract     Business Written         Granted              Written
------------------------------  -------------  ----------  --------------------  ------------------  ----------------------
Signature Financial Services
550 Pinetown Rd., Suite 208      ###-##-####       No        Fixed Annuities       Writing premium       $10,764,447
Ft. Washington,  PA  19034

                    National Integrity Life Insurance Company

12. Direct Premiums Written by Managing General Agents/Third Party Administrators (continued)

The aggregate remaining premiums written by other managing general agents for 2000 was $3,315,697.

13. Other Items

Supervision Order

On August 20, 1999, the Ohio Department of Insurance issued a Supervision Order with respect to Integrity. The Supervision Order was automatically extended until March 2, 2000, when it was released upon the close of the sale of Integrity. Under the terms of the Supervision Order, Integrity continued payments of death benefits, previously scheduled systematic withdrawals, previously scheduled immediate annuity payments, and agent commissions, but was to receive written consent from the Ohio Department of Insurance for other payments including dividends to ARM. The Supervision Order also suspended the processing of surrenders of policies except in the cases of approved hardship.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)   Financial Statements included in Part A:

      Part 1 - Financial Information

      Financial Statements included in Part B:

      Separate Account II:


      Report of Independent Auditors
      Statement of Assets and Liabilities as of December 31, 2000
      Statement of Operations for the Year Ended December 31, 2000 Statements of Changes in Net Assets for the Years Ended
        December 31, 2000 and 1999
      Notes to Financial Statements


      National Integrity Life Insurance Company:


      Report of Independent Auditors
      Balance Sheets (Statutory Basis) as of December 31, 2000 and 1999 Statements of Income (Statutory Basis) for the Years Ended
        December 31, 2000 and 1999
      Statements of Changes in Capital and Surplus (Statutory Basis) for the
        Years Ended December 31, 2000 and 1999
      Statements of Cash Flows (Statutory Basis) for the Years Ended
        December 31, 2000 and 1999
      Notes to Financial Statements (Statutory Basis)


(b)   Exhibits:

      The following exhibits are filed herewith:

      1. Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) and Certification of Chief Executive Officer authorizing the establishment of the Separate Account II, the Registrant. Incorporated by reference from Registrant's registration statement filed on August 20, 1992.

      2.    Not applicable.

      3.(a) Form of Selling/General Agent Agreement among National Integrity,
            Integrity Financial Services, Inc. (IFS) and Painewebber Incorporated, incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed October 23, 1992.

      3.(b) Form of Variable Contract Principal Underwriter Agreement with
            Touchstone Securities Corporation. Incorporated by reference from Registrant's registration statement (File No. 33-51126) filed on May 1, 1996.

      4.(a) Form of trust agreement. Incorporated by reference from Registrant's registration statement (File No. 33-56658) filed on August 20, 1992.

      4.(b) Form of group variable annuity contract. Incorporated by reference from Registrant's registration statement (File No. 33-56658) filed on August 20, 1992.

      4.(c) Form of variable annuity certificate. Incorporated by reference from Registrant's registration statement (File No. 33-56658) filed on August 20, 1992.

      4.(d) Form of riders to certificate for qualified plans. Incorporated by reference from pre-effective amendment no. 1 to Registrant's registration statement filed on October 23, 1992.

      5. Form of application. Incorporated by reference from post-effective amendment no.1to Registrant's Form S-1 registration statement (File No. 33-51122).

      6.(a) Certificate of Incorporation of National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-33119).

      6.(b) By-Laws of National Integrity. Incorporated by reference to
            Registrant's Form N-4 registration statement (File No. 33-33119).

      7.(a) Reinsurance Agreement between National Integrity and Connecticut
            General Life Insurance Company (CIGNA). Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 28, 1995.

      7.(b) Reinsurance Agreement between National Integrity and Connecticut
            General Life Insurance Company (CIGNA) effective January 1, 1995. Incorporated by reference from Registrant's registration statement (File No. 33-51126) filed on May 1, 1996.

      8.(a) Form of Participation Agreement among Integrity Series Fund, Inc.,
            National Integrity and IFS incorporated by reference to Registrant's registration statement on Form N-4 filed August 20, 1992.

      8.(b) Participation Agreement Among Variable Insurance Products Fund,
            Fidelity Distributors Corporation ("FDC") and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-8905), filed on March 2, 1992.

      8.(c) Participation Agreement Among Variable Insurance Products Fund II,
            FDC and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-8905), filed on March 2, 1992.

      8.(d) Amendment No. 1 to Participation Agreements Among Variable Insurance
            Products Fund, Variable Insurance Products Fund II, FDC, and National Integrity. Incorporated by reference from Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-56658), filed on May 1, 1996.

      8.(e) Participation Agreement Among Variable Insurance Products Fund III,
            FDC and National Integrity. Incorporated by reference from Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-56658) filed on May 6, 1998.

      8.(f) Form of Participation Agreement Among BT Insurance Funds Trust,
            Bankers Trust Company and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.


      8.(g) Form of Participation Agreement Between Janus Aspen Series and
            National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

      8.(h) Form of Participation Agreement Between JPM Series Trust II and
            National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

      8.(i) Form of Participation Agreement Between Morgan Stanley Universal
            Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

      8.(j) Form of Participation Agreement Between Select Ten Plus, LLC,
            National Integrity and Touchstone Securities Corporation. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

      8.(k) Form of Participation Agreement (Service Shares) between Janus Aspen
            Series and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.

      8.(l) Form of Distribution and Shareholder Services Agreement (Service
            Shares) between Janus Distributors, Inc. and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.

      8.(m) Form of Participation Agreement between MFS Variable Insurance
            Trust, Massachusetts Financial Services Company and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.


      9.    Opinion and Consent of Kevin L. Howard.


      10.   Consent of Ernst & Young LLP.


      11.   Not applicable.

      12.   Not applicable.

      13. Schedule for computation of performance quotations. Incorporated by reference from Registrant's registration statement (File No. 33-51126) filed on May 1, 1996.

      14.   Not applicable.

Item 25. Directors and Officers of the Depositor

      Set forth below is information regarding the directors and principal officers of National Integrity, the Depositor.

Directors:

Name and Principal Business Address      Position and Offices with Depositor
-----------------------------------      -----------------------------------


John F. Barrett                          Vice Chairman of the Board and Director
400 Broadway,
Cincinnati, Ohio 45202


Dennis L. Carr                           Director, Executive Vice President
515 W. Market,                           and Chief Actuary
Louisville, Kentucky 40202




Daniel J. Downing                        Director
15 Matthews Street,
Goshen, New York 10924

Eric C. Fast                             Director
100 First Stamford Place,
Stamford, CT 06092


Dale Patrick Hennie                      Director
990 Hickoryview Drive,
Cincinnati, Ohio 45233


John R. Lindholm                         Director and President
515 W. Market,
Louisville, Kentucky 40202

Cameron F. MacRae                     Director
125 W. 55th Street,
New York, NY 10019


Newton Phelps Stokes Merrill          Director
262 Central Park West,
New York, New York 10024


Robert L. Walker                      Director
400 Broadway,
Cincinnati, Ohio 45202


William J. Williams                   Chairman of the Board and Director
400 Broadway,
Cincinnati, Ohio 45202


Donald J. Wuebbling                   Director
400 Broadway,
Cincinnati, Ohio 45202

Officers:

John R. Lindholm*                     Director and President

Dennis L. Carr*                       Director, Executive Vice President &
                                      Chief Actuary

James G. Kaiser                       Executive Vice President
333 Ludlow Street
Stamford, CT  06902

Don W. Cummings*                      Senior Vice President & Chief Financial
                                      Officer

William F. Ledwin                     Senior Vice President & Chief Investment
400 Broadway,                         Officer
Cincinnati, Ohio 45202

William H. Guth*                      Senior Vice President

Edward J. Haines*                     Senior Vice President

Kevin L. Howard*                      Senior Vice President


Kenneth A. Palmer*                    Senior Vice President


Jill R. Keinsley*                     Senior Vice President

Scott Vincini                         Senior Vice President, National Sales
333 Ludlow Street                     Manager
Stamford, CT  06902

James J. Vance                        Vice President & Treasurer
400 Broadway,
Cincinnati, Ohio 45202




Joseph F. Vap*                        Director, Financial Operations

Edward J. Babbitt                     Secretary
400 Broadway,
Cincinnati, Ohio 45202

* Principal Business Address: 515 West Market Street, Louisville, KY 40202

Item 26. Persons Controlled by or Under Common Control with National Integrity or Registrant

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

      Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

            Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC;
                  ownership and operation of real estate.

            IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

                  IFS Systems, Inc.; Delaware corporation; 100% owned by IFS;
                        development, marketing and support of software systems.

                  IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by
                        IFS, 1% owned by William F. Ledwin; general insurance agency.

                  Touchstone Securities, Inc.; Nebraska corporation; 100% owned by IFS; securities broker-dealer.

                  Touchstone Advisors, Inc.; Ohio corporation; 100% owned by
                        IFS; registered investment adviser.

                  IFS Agency Services, Inc.; Pennsylvania corporation; 100%
                        owned by IFS; general insurance agency.

                  IFS Agency, Inc.; Texas corporation; 100% owned by an
                        individual; general insurance agency.

                  IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by William F. Ledwin; general insurance agency.


                  Fort Washington Brokerage Services, Inc.; Ohio corporation;
                        100% owned by IFS Financial Services, Inc.; registered investment advisor and broker dealer.

                  IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by
                        IFS Financial Services, Inc.; registered broker dealer

                  Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Financial Services, Inc.; registered transfer agent


      Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

                  National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

      Seasons Congregate Living, Inc.; Ohio corporation; 100% owned by WSLIC;
            ownership and operation of real estate.

      Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC;
            ownership and operation of real estate.

      WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

      Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by
            WSLIC; registered investment adviser.

            Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by
                  Fort Washington Investment Advisors, Inc.; registered investment adviser.

      Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
                  insurance.

            Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus
                  Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

                  Colpick, Inc.; Ohio corporation; 100% owned by Colmain
                        Properties, Inc.; acquiring, owning, managing, leasing and selling real estate.

      CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life
                  Insurance Company; holding company.

                  Capital Analysts Incorporated; Delaware corporation; 100%
                        owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

                  Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by
                        Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

                  Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

                  Capital Analysts Insurance Agency, Inc.; Massachusetts
                        corporation; 100% owned by Capital Analysts
                        Incorporated; general insurance agency.

            CLIC Company I; Delaware corporation; 100% owned by Columbus Life
                  Insurance Company; holding company.

            CLIC Company II; Delaware corporation; 100% owned by Columbus Life
                  Insurance Company; holding company.




      Eagle Properties, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

            Seasons Management Company; Ohio corporation; 100 % owned by Eagle
                   Properties, Inc.; management of real estate.

      Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

      WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

      Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC;
            ownership and operation of real estate.

      AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

      Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

      Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

      W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual;
           general insurance agency.

Item 27. Number of Contract Owners

            As of March 1, 2001 there were 3,606 contract owners of Separate Account II of National Integrity.


Item 28. Indemnification

By-Laws of National Integrity. National Integrity's By-Laws provide, in Article VII, as follows:

            7.1 Indemnification of Directors, Officers, Employees and Incorporators. To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

            (a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

            (b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

            (c) the related expenses of any such person in any other of said categories may be advanced by the Company.

Item 29. Principal Underwriters

            (a) Touchstone Securities is the principal underwriter for Separate Account II. Touchstone Securities also serves as an underwriter for Separate Account I and VUL of National Integrity, Separate Accounts I, II and VUL of Integrity, contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2; The Legends Fund, Inc.; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. National Integrity is the Depositor of Separate Accounts I, II and VUL.




(b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities are as follows:

Directors:

Name and Principal              Position and Offices with
Business Address                Touchstone Securities
----------------                ---------------------


James N. Clark(1)               Director

Jill T. McGruder(3)             Director, Chief Executive Officer and President

Edward S. Heenan(1)             Director and Controller

William F. Ledwin(1)            Director

Donald J. Wuebbling(1)          Director


Officers:


Jill T McGruder(3)              President and CEO

Richard K. Taulbee(1)           Vice President

Robert F. Morand(1)             Secretary

Patricia Wilson(3)              Chief Compliance Officer

Edward S. Heenan(1)             Controller

James J. Vance(1)               Vice President and Treasurer

Robert F. Morand(1)             Secretary

Terrie A. Wiedenheft(3)         Chief Financial Officer

Don W. Cummings(2)              Vice President

Elaine M. Reuss(1)              Assistant Treasurer

Jospeh Vap(2)                   Assistant Treasurer

David L. Anders(2)              Assistant Vice President

Laurel S. Durham(2)             Assistant Vice President

Lisa C. Heffley(2)              Assistant Vice President

Patricia L. Tackett(2)          Assistant Vice President

Mark Murphy(2)                  Assistant Vice President

(1)   Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(2)   Principal Business Address: 515 W. Market St. Louisville, Kentucky 40202
(3) Principal Business Address: 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202





(c)   Not applicable.

Item 30. Location of Accounts and Records

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 515 West Market Street, Louisville, Kentucky 40202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

Item 31. Management Services

There are currently no management-related services provided to the Registrant.

Item 32. Undertakings

            The Registrant hereby undertakes:

            (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

            (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

            (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

            National Integrity represents that aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

                                   SIGNATURES


            As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on the 24th day of April, 2001.


                             SEPARATE ACCOUNT II OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)


                  By: National Integrity Life Insurance Company
                                   (Depositor)

                            By: /s/ John R. Lindholm
                               ---------------------
                                John R. Lindholm
                                    President


                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                            By: /s/ John R. Lindholm
                               ---------------------
                                John R. Lindholm
                                    President

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on this 24th day of April, 2001.


                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                --------------------
                                John R. Lindholm
                                    President

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


PRINCIPAL EXECUTIVE OFFICER:       /s/ John R. Lindholm
                                   ---------------------------------------------
                                   John R. Lindholm, President
                                   Date:  04/24/01

PRINCIPAL FINANCIAL OFFICER:        /s/ Don W. Cummings
                                   ---------------------------------------------
                                   Don W. Cummings, Chief Financial Officer
                                   Date: 04/24/01

PRINCIPAL ACCOUNTING OFFICER:      /s/ Joseph F. Vap
                                   ---------------------------------------------
                                   Joseph F. Vap, Director, Financial Operations
                                   Date: 04/24/01


DIRECTORS:


/s/ John R. Lindholm                      /s/ John F. Barrett
----------------------------              --------------------------------------
John R. Lindholm                          John F. Barrett
Date: 04/24/01                            Date: 04/24/01

                                          /s/ Donald J. Wuebbling
----------------------------              --------------------------------------
Eric C. Fast                              Donald J. Wuebbling
Date: 04/24/01                            Date: 04/24/01

                                          /s/ Robert L. Walker
----------------------------              --------------------------------------
Cameron F. MacRae                         Robert L. Walker
Date: 04/24/01                            Date: 04/24/01

/s/ Dennis L. Carr
----------------------------              --------------------------------------
Dennis L. Carr                            Daniel J. Downing
Date:  04/24/01                           Date: 04/24/01

/s/ William J. Williams
----------------------------              --------------------------------------
William J. Williams                       Newton Phelps Stokes Merrill
Date: 04/24/01                            Date: 04/24/01

-----------------------------
Dale Patrick Hennie
Date: 04/24/01

                                  Exhibit Index





9.    Opinion and Consent of Kevin L. Howard.

10.   Consent of Ernst & Young LLP.